UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2018

Date of reporting period:	03/31/2018

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2018 is filed herewith.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Investments — 102.4% of net assets

Common Stocks — 53.8%

US Common Stocks — 18.7%

Aerospace & Defense — 0.2%
Cavium, Inc. (a)	337	$26,751
Esterline Technologies Corp. (a)	7,070	517,170
Honeywell International, Inc.	6,859	991,194
Huntington Ingalls Industries, Inc.	8,726	2,249,214
L3 Technologies, Inc.	395	82,160
Lockheed Martin Corp.	3,000	1,013,790
Raytheon Co.	5,989	1,292,546
Spirit AeroSystems Holdings, Inc., Class A	21,073	1,763,810
		7,936,635
Airlines — 0.8%
American Airlines Group, Inc.	75,807	3,938,932
Delta Air Lines, Inc.	368,122	20,176,767
JetBlue Airways Corp. (a)	8,720	177,286
Southwest Airlines Co.	27,270	1,562,026
Spirit Airlines, Inc. (a)	3,076	116,211
United Continental Holdings, Inc. (a)	25,349	1,760,995
		27,732,217
Auto Components — 0.1%
BorgWarner, Inc.	1,563	78,509
Goodyear Tire & Rubber Co. (The)	1,581	42,023
Lear Corp.	14,311	2,663,134
		2,783,666
Automobiles — 0.1%
Ford Motor Co.	42,824	474,490
General Motors Co.	65,237	2,370,713
Thor Industries, Inc.	2,221	255,792
		3,100,995
Beverages — 0.3%
Constellation Brands, Inc., Class A	4,868	1,109,515
PepsiCo, Inc.	76,781	8,380,646
		9,490,161
Biotechnology — 0.3%
Alexion Pharmaceuticals, Inc. (a)	4,423	492,988
Alnylam Pharmaceuticals, Inc. (a)	3,045	362,659

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Amgen, Inc.	4,445	$757,784
Biogen, Inc. (a)	5,128	1,404,149
Celgene Corp. (a)	21,494	1,917,480
Exelixis, Inc. (a)	40,086	887,905
Gilead Sciences, Inc.	26,759	2,017,361
Monsanto Co.	2,286	266,753
Regeneron Pharmaceuticals, Inc. (a)	546	188,020
Shire plc	16,300	812,542
United Therapeutics Corp. (a)	7,613	855,397
Vertex Pharmaceuticals, Inc. (a)	5,411	881,885
		10,844,923
Building Products — 0.3%
Armstrong World Industries, Inc. (a)	5,033	283,358
Masco Corp.	27,098	1,095,843
Owens Corning	22,603	1,817,281
USG Corp. (a)	138,144	5,583,781
		8,780,263
Capital Markets — 0.2%
Ameriprise Financial, Inc.	9,708	1,436,201
BlackRock, Inc.	366	198,270
E*TRADE Financial Corp. (a)	9,684	536,590
Federated Investors, Inc., Class B	6,189	206,713
Franklin Resources, Inc.	22,926	795,074
Invesco, Ltd.	3,747	119,941
Morgan Stanley	8,024	432,975
S&P Global, Inc.	6,527	1,247,049
Stifel Financial Corp.	1,566	92,754
T. Rowe Price Group, Inc.	3,104	335,139
		5,400,706
Chemicals — 0.9%
Axalta Coating Systems, Ltd. (a)	295,653	8,925,764
Cabot Corp.	5,991	333,819
Celanese Corp., Series A	15,607	1,563,977
Chemours Co. (The)	10,765	524,363
DowDuPont, Inc.	5,843	372,258
Eastman Chemical Co.	5,287	558,201
Huntsman Corp.	23,155	677,284
Ingevity Corp. (a)	439	32,350
LyondellBasell Industries NV, Class A	26,887	2,841,418
Mosaic Co. (The)	264,900	6,431,772
Olin Corp.	12,700	385,953
Scotts Miracle-Gro Co. (The), Class A	1,919	164,554
Sherwin-Williams Co. (The)	1,898	744,244
Valvoline, Inc.	311,693	6,897,766
Westlake Chemical Corp.	5,281	582,122
		31,035,845

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Commercial Banks — 0.2%
Bank of the Ozarks, Inc.	609	$29,396
Citizens Financial Group, Inc.	38,635	1,621,897
Huntington Bancshares, Inc.	6,214	93,831
PNC Financial Services Group, Inc. (The)	10,390	1,571,384
Regions Financial Corp.	10,772	200,144
US Bancorp	10,194	514,797
Wells Fargo & Co.	34,187	1,791,741
		5,823,190
Commercial Services & Supplies — 0.0%
Herman Miller, Inc.	6,858	218,739

Communications Equipment — 0.2%
Arista Networks, Inc. (a)	606	154,712
Ciena Corp. (a)	184,304	4,773,473
Cisco Systems, Inc.	26,901	1,153,784
F5 Networks, Inc. (a)	3,395	490,951
Juniper Networks, Inc.	7,830	190,504
QUALCOMM, Inc.	5,476	303,425
		7,066,849
Computers & Peripherals — 0.6%
Apple, Inc.	76,643	12,859,162
Diebold Nixdorf, Inc.	155,082	2,388,263
Hewlett Packard Enterprise Co.	34,414	603,621
HP, Inc.	48,216	1,056,895
Seagate Technology plc	18,396	1,076,534
Western Digital Corp.	23,107	2,132,083
Xerox Corp.	1,557	44,810
		20,161,368
Construction & Engineering — 0.2%
D.R. Horton, Inc.	39,777	1,743,824
Fluor Corp.	1,004	57,449
Jacobs Engineering Group, Inc.	7,215	426,767
KB Home	3,120	88,764
KBR, Inc.	26,425	427,821
NVR, Inc. (a)	213	596,400
PulteGroup, Inc.	47,404	1,397,944
Quanta Services, Inc. (a)	15,583	535,276
Toll Brothers, Inc.	464	20,068
		5,294,313
Consumer Finance — 0.1%
Ally Financial, Inc.	30,361	824,301
American Express Co.	11,255	1,049,867

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Capital One Financial Corp.	11,598	$1,111,320
Discover Financial Services	10,294	740,448
FirstCash, Inc.	3,345	271,781
Synchrony Financial	30,617	1,026,588
		5,024,305
Containers & Packaging — 0.0%
Crown Holdings, Inc. (a)	1,940	98,455
WestRock Co.	2,381	152,789
		251,244
Diversified Consumer Services — 0.0%
Sotheby's (a)	5,527	283,590

Diversified Financial Services — 1.7%
Bank of America Corp.	778,343	23,342,507
Citigroup, Inc.	182,502	12,318,885
CME Group, Inc.	1,199	193,926
JPMorgan Chase & Co.	200,660	22,066,580
Leucadia National Corp.	34,548	785,276
Moody's Corp.	1,649	265,984
		58,973,158
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc.	13,271	218,043
Verizon Communications, Inc.	41,848	2,001,171
		2,219,214
Electric Utilities — 0.1%
Entergy Corp.	10,242	806,865
Exelon Corp.	53,329	2,080,364
Pinnacle West Capital Corp.	801	63,920
		2,951,149
Electrical Equipment — 0.2%
BWX Technologies, Inc.	93,900	5,965,467
Eaton Corp. plc	1,451	115,949
Generac Holdings, Inc. (a)	35,658	1,637,059
		7,718,475
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc. (a)	2,229	171,678
Avnet, Inc.	8,008	334,414
Coherent, Inc. (a)	510	95,574
Corning, Inc.	12,022	335,173

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

FLIR Systems, Inc.	40,233	$2,012,052
IPG Photonics Corp. (a)	161	37,574
Jabil Circuit, Inc.	2,897	83,231
Knowles Corp. (a)	302,894	3,813,436
		6,883,132
Energy Equipment & Services — 0.0%
Diamond Offshore Drilling, Inc. (a)	19,178	281,150
Halliburton Co.	13,950	654,813
Nabors Industries, Ltd.	16,012	111,924
RPC, Inc.	9,065	163,442
Superior Energy Services, Inc. (a)	16,094	135,672
		1,347,001
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	10,095	1,902,201
Kroger Co. (The)	39,939	956,140
Sysco Corp.	10,973	657,941
Wal-Mart Stores, Inc.	41,453	3,688,073
		7,204,355
Food Products — 0.1%
Archer-Daniels-Midland Co.	20,801	902,139
Blue Buffalo Pet Products, Inc. (a)	479	19,065
Conagra Brands, Inc.	8,067	297,511
Hain Celestial Group, Inc. (The) (a)	2,634	84,472
Hershey Co. (The)	7,942	785,940
Ingredion, Inc.	3,657	471,461
Sanderson Farms, Inc.	5,618	668,654
Simply Good Foods Co. (The) (a)	1	14
Tyson Foods, Inc., Class A	6,318	462,415
		3,691,671
Health Care Equipment & Supplies — 0.7%
Align Technology, Inc. (a)	2,696	677,046
Baxter International, Inc.	43,426	2,824,427
Danaher Corp.	10,613	1,039,119
DexCom, Inc. (a)	16,123	1,195,682
Globus Medical, Inc., Class A (a)	1,157	57,858
IDEXX Laboratories, Inc. (a)	46,584	8,915,712
Intuitive Surgical, Inc. (a)	633	261,321
NuVasive, Inc. (a)	4,851	253,271
Stryker Corp.	50,071	8,057,425
		23,281,861
Health Care Providers & Services — 0.3%
Aetna, Inc.	1,679	283,751

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Anthem, Inc.	3,577	$785,867
Brookdale Senior Living, Inc. (a)	2,612	17,526
Centene Corp. (a)	8,647	924,105
CIGNA Corp.	401	67,264
DaVita, Inc. (a)	3,597	237,186
Express Scripts Holding Co. (a)	2,958	204,339
Humana, Inc.	8,563	2,301,991
Laboratory Corp. of America Holdings (a)	5,128	829,454
McKesson Corp.	8,737	1,230,781
Molina Healthcare, Inc. (a)	3,899	316,521
Patterson Companies, Inc.	143,100	3,181,113
Quest Diagnostics, Inc.	2,486	249,346
UnitedHealth Group, Inc.	1,102	235,828
WellCare Health Plans, Inc. (a)	843	163,230
		11,028,302
Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment Corp. (a)	681,700	7,669,125
Carnival Corp.	12,680	831,554
Hilton Grand Vacations, Inc. (a)	1,092	46,978
Hyatt Hotels Corp., Class A	6,230	475,100
ILG, Inc.	2,592	80,637
International Game Technology plc	1,018	27,211
Las Vegas Sands Corp.	18,751	1,348,197
Marriott International, Inc., Class A	57,643	7,838,295
MGM Resorts International	39,840	1,395,197
Papa John's International, Inc.	2,071	118,668
Royal Caribbean Cruises, Ltd.	15,170	1,786,116
Wynn Resorts, Ltd.	2,567	468,118
Yum China Holdings, Inc.	5,143	213,435
		22,298,631
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	1,513	351,349
TopBuild Corp. (a)	799	61,140
Whirlpool Corp.	4,703	720,076
		1,132,565
Household Products — 0.2%
Colgate-Palmolive Co.	84,238	6,038,180
Procter & Gamble Co. (The)	12,426	985,133
		7,023,313
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	41,439	471,161
Vistra Energy Corp. (a)	9,612	200,218
		671,379

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Industrial Conglomerates — 0.3%
3M Co.	43,077	$9,456,263

Insurance — 0.5%
Aflac, Inc.	43,348	1,896,909
Allstate Corp. (The)	19,162	1,816,558
American International Group, Inc.	27,339	1,487,788
Berkshire Hathaway, Inc., Class B (a)	16,982	3,387,569
Everest Re Group, Ltd.	613	157,431
FNF Group	14,627	585,373
Hanover Insurance Group, Inc. (The)	393	46,331
Hartford Financial Services Group, Inc. (The)	7,804	402,062
Lincoln National Corp.	17,004	1,242,312
Loews Corp.	4,163	207,026
Markel Corp. (a)	320	374,480
MBIA, Inc. (a)	86,774	803,527
Prudential Financial, Inc.	16,874	1,747,303
Reinsurance Group of America, Inc.	3,513	541,002
Travelers Companies, Inc. (The)	8,957	1,243,769
Unum Group	20,645	982,908
		16,922,348
Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (a)	15,098	21,851,939
Booking Holdings, Inc. (a)	975	2,028,613
Expedia, Inc.	1,051	116,041
Liberty Expedia Holdings, Inc., Class A (a)	3,080	120,983
Liberty Interactive Corp. QVC Group, Class A (a)	24,836	625,122
Liberty TripAdvisor Holdings, Inc., Class A (a)	5,472	58,824
Netflix, Inc. (a)	3,257	961,955
TripAdvisor, Inc. (a)	3,779	154,523
		25,918,000
Internet Software & Services — 1.1%
Akamai Technologies, Inc. (a)	2,871	203,784
Alphabet, Inc., Class A (a)	14,228	14,756,428
Alphabet, Inc., Class C (a)	3,744	3,863,022
ChannelAdvisor Corp. (a)	237,502	2,161,268
CommerceHub, Inc., Series A (a)	464	10,440
CommerceHub, Inc., Series C (a)	928	20,871
eBay, Inc. (a)	46,079	1,854,219
Facebook, Inc., Class A (a)	74,184	11,853,861
IAC/InterActiveCorp (a)	8,630	1,349,559
Pandora Media, Inc. (a)	436,275	2,194,463
Twitter, Inc. (a)	8,150	234,043
VeriSign, Inc. (a)	6,696	793,878
		39,295,836

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

IT Services — 0.8%
Alliance Data Systems Corp.	803	$170,927
Automatic Data Processing, Inc.	53,178	6,034,639
Cognizant Technology Solutions Corp., Class A	32,213	2,593,146
CoreLogic, Inc. (a)	8,745	395,536
DST Systems, Inc.	306	25,597
DXC Technology Co.	10,450	1,050,538
EPAM Systems, Inc. (a)	5,164	591,381
First Data Corp., Class A (a)	4,329	69,264
Gartner, Inc. (a)	3,151	370,621
Genpact, Ltd.	4,248	135,894
Hackett Group, Inc. (The)	20,576	330,451
International Business Machines Corp. (IBM)	13,483	2,068,697
Mastercard, Inc., Class A	7,651	1,340,149
MAXIMUS, Inc.	3,322	221,710
PayPal Holdings, Inc. (a)	42,266	3,206,830
Science Applications International Corp.	450	35,460
Total System Services, Inc.	17,361	1,497,560
Visa, Inc., Class A	69,126	8,268,852
		28,407,252
Leisure Equipment & Products — 0.2%
Acushnet Holdings Corp.	279,400	6,451,346
Brunswick Corp.	11,642	691,419
Vista Outdoor, Inc. (a)	12,026	196,264
		7,339,029
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	12,606	843,341
AquaVenture Holdings, Ltd. (a)	4,634	57,554
Bio-Rad Laboratories, Inc., Class A (a)	1,698	424,636
Bruker Corp.	2,019	60,409
Charles River Laboratories International, Inc. (a)	3,085	329,293
Waters Corp. (a)	42,526	8,447,790
		10,163,023
Machinery — 0.2%
AGCO Corp.	2,811	182,293
Caterpillar, Inc.	2,443	360,049
Cummins, Inc.	10,446	1,693,192
Graco, Inc.	5,162	236,007
Ingersoll-Rand plc	8,246	705,116
ITT, Inc.	13,739	672,936
Oshkosh Corp.	9,422	728,038
PACCAR, Inc.	5,573	368,766
Terex Corp.	779	29,142

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Welbilt, Inc. (a)	13,632	$265,142
		5,240,681
Marine — 0.0%
Kirby Corp. (a)	1,305	100,420
Scorpio Bulkers, Inc.	18,025	127,076
		227,496
Media — 0.8%
AMC Networks, Inc., Class A (a)	167,300	8,649,410
CBS Corp., Class B	65,600	3,371,184
Charter Communications, Inc., Class A (a)	525	163,390
Comcast Corp., Class A	42,692	1,458,786
Discovery Communications, Inc., Series A (a)	13,519	289,712
GCI Liberty, Inc., Class A (a)	1,337	70,674
Iheartmedia, Inc. (a)	13,262	5,703
Liberty Broadband Corp., Class A (a)	160	13,568
Liberty Broadband Corp., Class C (a)	1,354	116,024
Liberty Media Corp-Liberty Braves, Class A (a)	114	2,591
Liberty Media Corp-Liberty Braves, Class C (a)	317	7,234
Liberty Media Corp-Liberty Formula One, Class A (a)	1,095	32,073
Liberty Media Corp-Liberty Formula One, Class C (a)	1,178	36,341
Liberty Media Corp-Liberty SiriusXM, Class A (a)	4,783	196,581
Liberty Media Corp-Liberty SiriusXM, Class C (a)	5,285	215,892
Lions Gate Entertainment Corp., Class B	233,831	5,630,650
Live Nation Entertainment, Inc. (a)	93,313	3,932,210
News Corp., Class A	35,061	553,964
Time Warner, Inc.	4,041	382,198
tronc, Inc. (a)	955	15,681
Twenty-First Century Fox, Inc., Class A	5,416	198,713
Walt Disney Co. (The)	9,847	989,033
		26,331,612
Metals & Mining — 0.3%
Alcoa Corp. (a)	37,698	1,694,902
Allegheny Technologies, Inc. (a)	20,711	490,436
Compass Minerals International, Inc.	106,309	6,410,433
Freeport-McMoRan, Inc. (a)	57,775	1,015,107
Newmont Mining Corp.	661	25,607
Reliance Steel & Aluminum Co.	5,717	490,176
Royal Gold, Inc.	10,125	869,434
Southern Copper Corp.	5,192	281,303
Steel Dynamics, Inc.	3,969	175,091
		11,452,489
Multi-Utilities — 0.1%
Ameren Corp.	9,576	542,289
CenterPoint Energy, Inc.	1,873	51,320

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Consolidated Edison, Inc.	10,538	$821,332
DTE Energy Co.	2,242	234,065
Public Service Enterprise Group, Inc.	32,580	1,636,819
UGI Corp.	4,328	192,250
		3,478,075
Multiline Retail — 0.0%
Big Lots, Inc.	3,694	160,800
Kohl's Corp.	8,066	528,403
Macy's, Inc.	8,782	261,177
Nordstrom, Inc.	9,664	467,834
Target Corp.	3,779	262,376
		1,680,590
Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corp.	1,763	106,175
Andeavor	7,000	703,920
Apache Corp.	3,630	139,683
Cabot Oil & Gas Corp.	5,183	124,288
Centennial Resource Development, Inc., Class A (a)	1,823	33,452
Chevron Corp.	4,268	486,723
Cloud Peak Energy, Inc. (a)	313,225	911,485
CNX Resources Corp. (a)	4,477	69,065
ConocoPhillips	13,493	800,000
CONSOL Energy, Inc. (a)	23,991	695,019
Devon Energy Corp.	24,872	790,681
Energen Corp. (a)	4,183	262,943
Exxon Mobil Corp.	12,259	914,644
HollyFrontier Corp.	5,057	247,085
International Seaways, Inc. (a)	4,248	74,765
Marathon Oil Corp.	37,001	596,826
Marathon Petroleum Corp.	23,056	1,685,624
Newfield Exploration Co. (a)	1,592	38,877
Peabody Energy Corp.	15,040	548,960
Phillips 66	2,724	261,286
Pioneer Natural Resources Co.	882	151,510
Range Resources Corp.	376,041	5,467,636
SemGroup Corp., Class A	94,900	2,030,860
SM Energy Co.	1,490	26,865
Southwestern Energy Co. (a)	120,487	521,709
Valero Energy Corp.	20,357	1,888,519
World Fuel Services Corp.	24,746	607,514
WPX Energy, Inc. (a)	606,400	8,962,592
		29,148,706
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,060	116,806

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Personal Products — 0.0%
Coty, Inc., Class A	2,923	$53,491
Estee Lauder Companies, Inc. (The), Class A	3,175	475,361
Nu Skin Enterprises, Inc., Class A	2,996	220,835
		749,687
Pharmaceuticals — 0.3%
AbbVie, Inc.	8,747	827,904
Bristol-Myers Squibb Co.	11,383	719,975
Eli Lilly & Co.	6,096	471,647
Johnson & Johnson	31,037	3,977,392
Merck & Co., Inc.	33,316	1,814,722
Pfizer, Inc.	72,682	2,579,484
Zoetis, Inc.	1,242	103,719
		10,494,843
Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	53,300	6,236,100
Robert Half International, Inc.	18,495	1,070,676
Verisk Analytics, Inc. (a)	1,598	166,192
		7,472,968
Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	64,892	3,064,200
SBA Communications Corp. (a)	627	107,167
		3,171,367
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	3,406	495,028
Boston Properties, Inc.	822	101,287
Crown Castle International Corp.	1,511	165,621
Digital Realty Trust, Inc.	1,796	189,263
Equity Residential	3,281	202,175
GGP, Inc.	8,602	175,997
Host Hotels & Resorts, Inc.	2,460	45,854
Prologis, Inc.	6,382	402,002
Public Storage	3,124	626,018
Realty Income Corp.	6,903	357,092
Simon Property Group, Inc.	2,627	405,477
SL Green Realty Corp.	4,725	457,522
Ventas, Inc.	3,121	154,583
Welltower, Inc.	2,967	161,494
Weyerhaeuser Co.	5,443	190,505
		4,129,918

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	3,244	$151,949
CSX Corp.	1,646	91,698
Hertz Global Holdings, Inc. (a)	1,080	21,438
Kansas City Southern	10,748	1,180,668
Norfolk Southern Corp.	3,748	508,903
Ryder System, Inc.	744	54,156
Union Pacific Corp.	9,309	1,251,409
		3,260,221
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	64,512	3,587,512
Boeing Co. (The)	8,495	2,785,341
Broadcom, Ltd.	612	144,218
Cirrus Logic, Inc. (a)	960	39,005
Entegris, Inc.	169,754	5,907,439
First Solar, Inc. (a)	16,820	1,193,884
Intel Corp.	52,766	2,748,053
KLA-Tencor Corp.	8,576	934,870
Lam Research Corp.	6,617	1,344,310
Maxim Integrated Products, Inc.	911	54,860
Micron Technology, Inc. (a)	61,115	3,186,536
NVIDIA Corp.	1,721	398,566
Skyworks Solutions, Inc.	7,313	733,201
Texas Instruments, Inc.	68,838	7,151,580
Veeco Instruments, Inc. (a)	9,162	155,754
Versum Materials, Inc.	85,330	3,210,968
		33,576,097
Software — 1.2%
Activision Blizzard, Inc.	15,080	1,017,297
Adobe Systems, Inc. (a)	5,464	1,180,661
CA, Inc.	1,473	49,935
Cadence Design Systems, Inc. (a)	27,947	1,027,611
Citrix Systems, Inc. (a)	13,130	1,218,464
Dell Technologies, Inc., Class V (a)	366	26,795
Electronic Arts, Inc. (a)	4,603	558,068
FireEye, Inc. (a)	533,628	9,034,322
Guidewire Software, Inc. (a)	3,223	260,515
Intuit, Inc.	24,720	4,285,212
Manhattan Associates, Inc. (a)	4,627	193,779
Microsoft Corp.	217,108	19,815,447
Oracle Corp.	53,045	2,426,809
Red Hat, Inc. (a)	187	27,958
Splunk, Inc. (a)	983	96,717
Synopsys, Inc. (a)	10,164	846,051
Zynga, Inc., Class A (a)	165,318	605,064
		42,670,705

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Specialty Retail — 0.2%
Advance Auto Parts, Inc.	968	$114,756
AutoZone, Inc. (a)	87	56,436
Bed Bath & Beyond, Inc.	12,733	267,266
Best Buy Co., Inc.	21,731	1,520,953
Foot Locker, Inc.	19,221	875,324
Gap, Inc. (The)	7,158	223,330
Lowe's Companies, Inc.	6,423	563,618
Michaels Companies, Inc. (The) (a)	2,987	58,874
Ross Stores, Inc.	8,360	651,913
Tractor Supply Co.	8,563	539,640
Urban Outfitters, Inc. (a)	74,944	2,769,930
		7,642,040
Textiles, Apparel & Luxury Goods — 0.1%
Carter's, Inc.	1,474	153,443
Hanesbrands, Inc.	239,454	4,410,743
Skechers U.S.A., Inc., Class A (a)	13,605	529,099
		5,093,285
Thrifts & Mortgage Finance — 0.0%
Fannie Mae (a)	7,825	11,033

Tobacco — 0.3%
Altria Group, Inc.	23,735	1,479,165
Philip Morris International, Inc.	98,591	9,799,946
		11,279,111
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. (a)	21,274	807,135
Herc Holdings, Inc. (a)	359	23,317
NOW, Inc. (a)	130,744	1,336,204
United Rentals, Inc. (a)	8,960	1,547,661
WESCO International, Inc. (a)	3,308	205,261
		3,919,578
Wireless Telecommunication Services — 0.0%
NII Holdings, Inc. (a)	11,980	25,278
Total US Common Stocks (Cost $569,196,070)		656,327,552

Foreign Common Stocks — 35.1%

Australia — 0.6%
AGL Energy, Ltd.	21,924	367,330
ALS, Ltd.	57,396	329,163

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Alumina, Ltd.	330,528	$603,304
Ansell, Ltd.	8,822	172,684
Asaleo Care, Ltd.	134,746	133,504
Aurizon Holdings, Ltd.	105,934	347,724
Australia & New Zealand Banking Group, Ltd.	14,342	297,554
Bendigo & Adelaide Bank, Ltd.	13,701	104,310
BHP Billiton, Ltd.	30,241	668,941
BlueScope Steel, Ltd.	54,946	646,134
Brambles, Ltd.	18,883	145,327
Caltex Australia, Ltd.	10,438	253,465
carsales.com, Ltd.	23,843	249,086
CIMIC Group, Ltd.	5,375	185,437
Cleanaway Waste Management, Ltd.	339,690	379,608
Coca-Cola Amatil, Ltd.	44,742	299,404
Crown Resorts, Ltd.	39,225	384,785
Dexus - REIT	4,265	30,668
Domain Holdings Australia, Ltd.	33,957	85,430
DuluxGroup, Ltd.	19,113	109,038
Fairfax Media, Ltd.	211,630	110,489
Flight Centre Travel Group, Ltd.	677	29,788
Fortescue Metals Group, Ltd.	8,546	28,604
Goodman Group - REIT	9,892	64,290
GUD Holdings, Ltd.	18,550	170,716
GWA Group, Ltd.	36,995	96,204
Iluka Resources, Ltd.	8,812	72,122
IPH, Ltd.	36,525	95,260
Kogan.com, Ltd.	63,280	418,764
Lend Lease Group	48,346	646,611
Macquarie Group, Ltd.	458	36,541
Metcash, Ltd.	71,414	172,603
Mirvac Group - REIT	51,921	86,122
National Australia Bank, Ltd.	5,812	127,882
Newcrest Mining, Ltd.	505,354	7,597,350
Orica, Ltd.	68,661	940,637
Origin Energy, Ltd. (a)	61,650	416,584
Qantas Airways, Ltd.	223,245	1,004,356
QBE Insurance Group, Ltd. - ASE Shares	106,412	790,437
Scentre Group	54,471	160,910
South32, Ltd. - ASX Shares	245,710	612,461
Star Entertainment Grp, Ltd. (The)	7,343	30,115
Stockland - REIT	65,162	202,091
Suncorp Group, Ltd.	65,110	669,738
Woodside Petroleum, Ltd.	3,401	76,838
		20,450,409
Austria — 0.1%
ams AG	625	65,430
Andritz AG	2,570	143,707
Erste Group Bank AG	4,057	204,037
IMMOFINANZ AG	781,629	2,035,604
Oesterreichische Post AG	5,399	268,617

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Wienerberger AG	16,634	$416,384
		3,133,779
Belgium — 0.1%
Ageas SA/NV	2,908	150,341
Anheuser-Busch InBev SA/NV	9,248	1,016,379
Bekaert SA	1,769	75,447
Greenyard NV	3,122	69,662
KBC Groep NV	8,147	710,140
Solvay SA	3,120	433,812
UCB SA	12,807	1,044,713
		3,500,494
Bermuda — 0.1%
Assured Guaranty, Ltd.	38,848	1,406,298
Golar LNG, Ltd.	5,087	139,180
Liberty Latin America, Ltd., Class A (a)	5,930	115,338
Liberty Latin America, Ltd., Class C (a)	10,117	193,134
Marvell Technology Group, Ltd.	5,218	109,578
Signet Jewelers, Ltd.	4,215	162,366
		2,125,894
Brazil — 0.3%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,500	706,811
CCR SA	13,120	49,675
Centrais Eletricas Brasileiras SA (a)	626,200	3,983,159
Cia Paranaense de Energia - SPADR	69,872	549,194
Cia Siderurgica Nacional SA (a)	41,959	111,841
GAEC Educacao SA	13,756	105,458
Localiza Rent a Car SA	37,949	330,126
Magnesita Refratarios SA	17,247	304,041
Mahle-Metal Leve SA	18,424	137,282
Minerva SA	120,358	275,973
MRV Engenharia e Participacoes SA	28,258	139,088
Odontoprev SA	36,795	166,396
Petroleo Brasileiro SA (a)	52,018	368,063
Petroleo Brasileiro SA - ADR (a)	32,713	462,562
Porto Seguro SA	11,482	168,885
Portobello SA	76,600	124,594
SLC Agricola SA	29,303	306,659
Sul America SA (UNIT)	27,137	180,423
Tupy SA	39,593	203,515
WEG SA	21,856	149,681
		8,823,426
Canada — 2.2%
Aimia, Inc.	9,180	12,327
Air Canada (a)	7,782	161,698
Altius Minerals Corp.	7,029	76,709
Barrick Gold Corp. - NYSE Shares	276,711	3,445,052
Bear Creek Mining Corp. (a)	478,091	853,502

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Cameco Corp.	834,641	$7,586,887
Cameco Corp. - TSX Shares	6,964	63,297
Canadian Natural Resources, Ltd. - NYSE Shares	10,723	337,083
Centerra Gold, Inc. (a)	609,758	3,497,583
Denison Mines Corp. (a)	2,066,459	930,296
Dundee Corp., Class A (a)	405,126	581,739
Dundee Precious Metals, Inc. (a)	499,019	1,192,982
Fairfax Financial Holdings, Ltd.	787	398,934
First Quantum Minerals, Ltd.	7,607	106,812
Fission Uranium Corp. (a)	2,181,500	1,066,748
Gabriel Resources, Ltd. (a)	1,962,000	472,092
Goldcorp., Inc.	95,725	1,322,920
IMAX Corp. (a)	322,352	6,189,158
Imperial Oil, Ltd.	14,107	373,603
International Tower Hill Mines, Ltd. (a)	507,456	279,101
Ivanhoe Mines, Ltd., Class A (a)	222,724	470,221
Kinross Gold Corp. - NYSE Shares (a)	429,036	1,694,692
Kinross Gold Corp. - TSX Shares (a)	87,779	346,796
Lundin Gold, Inc. (a)	799,557	3,202,324
Magna International, Inc.	11,005	620,132
Maxar Technologies, Ltd.	189,004	8,741,435
MEG Energy Corp. (a)	1,337,909	4,725,025
New Gold, Inc. (a)	883,456	2,279,317
NexGen Energy, Ltd. (a)	1,974,393	3,402,144
Northern Dynasty Minerals, Ltd. (a)	2,256,947	2,102,174
NOVAGOLD Resources, Inc. (a)	201,971	874,534
Onex Corp.	1,512	109,050
PrairieSky Royalty, Ltd.	179	3,914
Rogers Communications, Inc., Class B	18,458	824,367
Seabridge Gold, Inc. (a)	229,616	2,491,584
Sprott, Inc.	1,605,079	3,874,565
Suncor Energy, Inc.	15,454	533,666
Tahoe Resources, Inc.	266,831	1,253,019
Teck Resources, Ltd., Class B	8,438	217,363
Turquoise Hill Resources, Ltd. (a)	913,357	2,804,006
Uranium Participation Corp. (a)	1,643,208	4,923,183
Wheaton Precious Metals Corp.	214,931	4,378,144
		78,820,178
Chile — 0.0%
Antofagasta plc	82,564	1,068,836

China — 7.7%
3SBio, Inc. (a) (c)	390,000	886,011
AAC Technologies Holdings, Inc.	40,500	740,553
Agricultural Bank of China, Ltd., Class H	136,102	78,267
Ajisen China Holdings, Ltd.	144,000	68,277
Alibaba Group Holding, Ltd. - ADR (a)	25,900	4,753,686
Aluminum Corp. of China, Ltd., Class H (a)	93,415	52,329
Anhui Conch Cement Co., Ltd., Class A	1,143,199	5,843,457
Anhui Conch Cement Co., Ltd., Class H	93,937	518,202
Anhui Zhongding Sealing Parts Co., Ltd., Class A	452,762	1,270,845

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Baidu, Inc. - SPADR (a)	3,488	$778,487
Bank of China, Ltd., Class A	7,109,900	4,429,774
Baoshan Iron & Steel Co., Ltd.	1,992,983	2,701,995
Baozun, Inc. - ADR (a)	137,200	6,294,736
Beijing Capital Land, Ltd., Class H	436,000	269,722
Changgang Dunxin Enterprise Co., Ltd. (a) (b) (d)	4,640,000	76,859
China Construction Bank Corp., Class A	8,556,815	10,546,376
China Construction Bank Corp., Class H	219,547	228,131
China CYTS Tours Holding Co., Ltd., Class A	999,488	3,704,573
China Fortune Land Development Co., Ltd., Class A	593,571	3,095,358
China Jushi Co., Ltd., Class A	1,161,538	2,868,907
China Lilang, Ltd.	234,468	295,065
China Medical System Holdings, Ltd.	369,000	844,613
China Mengniu Dairy Co., Ltd.	88,000	304,631
China Merchants Bank Co., Ltd., Class A	1,602,945	7,411,299
China Merchants Bank Co., Ltd., Class H	2,692,000	11,167,199
China Pacific Insurance Group Co., Ltd.	607,194	3,276,418
China Pioneer Pharma Holdings, Ltd.	556,809	178,516
China Resources Beer Holdings Co., Ltd.	832,352	3,639,841
China Sanjiang Fine Chemicals Co., Ltd.	489,836	203,123
China Shineway Pharmaceutical Group, Ltd.	178,690	274,750
China Suntien Green Energy Corp., Ltd., Class H	1,204,000	339,603
China Yurun Food Group, Ltd. (a)	2,134,000	288,139
Chlitina Holding, Ltd.	19,000	130,329
Consun Pharmaceutical Group, Ltd.	207,110	222,428
Ctrip.com International, Ltd. - ADR (a)	2,119	98,788
Dong-E-E-Jiao Co., Ltd.	336,335	3,295,620
Dongjiang Environmental Co., Ltd., Class A	592,429	1,429,355
Geely Automobile Holdings, Ltd.	99,000	289,162
Goodbaby International Holdings, Ltd.	28,000	19,274
Grandblue Environment Co., Ltd., Class A	1,062,488	2,359,133
Grandblue Environment Co., Ltd., Class A - SEHK Shares	614,030	1,363,383
Gree Electric Appliances, Inc. of Zhuhai, Class A	850,313	6,338,459
Guangdong Provincial Expressway Development Co., Ltd., Class B	223,655	195,210
Guangshen Railway Co., Ltd., Class H	2,656,000	1,581,429
Guangzhou Baiyun International Airport Co., Ltd., Class A	2,238,589	5,560,908
Haitian International Holdings, Ltd.	147,454	448,474
Hangzhou Robam Appliances Co., Ltd., Class A	128,607	748,949
Hefei Meiya Optoelectronic Technology, Inc., Class A	425,621	1,307,636
Henan Shuanghui Investment & Development Co., Ltd., Class A	646,673	2,631,217
Hengan International Group Co., Ltd.	22,246	207,308
Hiroca Holdings, Ltd.	66,649	246,874
Hisense Kelon Electrical Holdings Co., Ltd., Class H	47,326	54,389
Hongfa Technology Co., Ltd., Class A	168,713	1,132,941
Huadong Medicine Co., Ltd., Class A	303,193	3,156,403
Huaxin Cement Co., Ltd., Class B	186,706	252,240
Huayu Automotive Systems Co., Ltd., Class A	1,477,746	5,690,956
Industrial Bank Co., Ltd., Class A	1,138,572	3,020,291
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,739,452	7,884,860
JD.com, Inc. - ADR (a)	21,324	863,409
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,022,935	14,157,887
Johnson Electric Holdings, Ltd.	19,732	74,260
Kweichow Moutai Co., Ltd., Class A	77,141	8,381,208

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Lens Technology Co., Ltd.	380,517	$1,553,106
Leoch International Technology, Ltd.	605,148	97,788
Li Ning Co., Ltd. (a)	367,541	379,523
LONGi Green Energy Technology Co., Ltd., Class A	420,910	2,293,306
Lonking Holdings, Ltd.	1,374,344	589,614
Luxshare Precision Industry Co., Ltd., Class A	195,500	751,337
Minth Group, Ltd.	466,000	2,136,262
NetEase, Inc. - ADR	3,039	852,105
New Oriental Education & Technology Group, Inc. - SPADR	46,000	4,031,900
Noah Holdings, Ltd. - ADR (a)	4,034	190,445
NVC Lighting Holding, Ltd.	6,481,000	742,471
Ping An Insurance Group Co. of China, Ltd., Class A	574,954	5,966,392
Ping An Insurance Group Co. of China, Ltd., Class H	1,026,500	10,562,254
Poly Real Estate Group Co., Ltd., Class A	2,057,006	4,403,877
Powerlong Real Estate Holdings, Ltd.	449,000	238,368
SAIC Motor Corp., Ltd., Class A	556,631	3,008,003
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A (a)	635,400	616,040
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	331,078	221,616
Shenzhou International Group Holdings, Ltd.	1,089,835	11,611,849
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	1,401,430	7,083,217
Sino-Ocean Group Holding, Ltd.	944,408	690,669
Sinotruk Hong Kong, Ltd.	594,060	708,433
Sogou, Inc. - ADR (a)	131,100	1,081,575
SOHO China, Ltd.	903,000	475,665
Sunlands Online Education Group - ADR (a)	6,100	50,630
Sunny Optical Technology Group Co., Ltd.	18,500	349,041
TAL Education Group - ADR	236,852	8,784,841
Tasly Pharmaceutical Group Co., Ltd., Class A	839,208	6,070,276
Tencent Holdings, Ltd.	497,400	26,477,209
Tianneng Power International, Ltd.	380,000	454,777
Tingyi Cayman Islands Holding Corp.	421,746	881,843
Tsingtao Brewery Co., Ltd., Class H	130,600	688,535
Vipshop Holdings, Ltd. - ADR (a)	27,935	464,280
Want Want China Holdings, Ltd.	397,529	321,859
Weifu High-Technology Group Co., Ltd., Class A	810,483	2,904,842
Weiqiao Textile Co., Ltd., Class H	173,385	89,094
West China Cement, Ltd. (a)	1,310,054	251,187
Wuliangye Yibin Co., Ltd., Class A	317,289	3,346,520
Wynn Macau, Ltd.	117,200	429,800
Xingda International Holdings, Ltd.	161,000	54,787
Xinyuan Real Estate Co., Ltd. - ADR	31,893	168,395
Yangzijiang Shipbuilding Holdings, Ltd.	354,900	330,465
Yuan Longping High-tech Agriculture Co., Ltd., Class A	505,900	2,078,589
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	387,381	5,108,477
Zhejiang Yinlun Machinery Co., Ltd., Class A	249,300	367,707
Zhongsheng Group Holdings, Ltd.	109,523	300,916
		270,832,407
Cyprus — 0.0%
Hellenic Bank plc (a)	56,461	34,041
TCS Group Holding plc - GDR (e)	50,399	1,107,216
		1,141,257

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Czech Republic — 0.0%
Philip Morris CR AS	304	$252,819

Denmark — 0.5%
AP Moller - Maersk A/S, Class B	329	512,851
Bang & Olufsen A/S, Class B (a)	12,916	327,837
Carlsberg A/S, Class B	9,712	1,160,573
Coloplast A/S, Class B	28,984	2,456,466
Danske Bank A/S	14,253	532,663
Dfds A/S	2,206	123,931
DSV A/S	1,199	94,553
GN Store Nord (GN Great Nordic) A/S	53,592	1,901,731
H Lundbeck A/S	1,685	94,187
Jyske Bank A/S	6,600	391,038
Novo Nordisk A/S, Class B	165,237	8,130,390
Rockwool International A/S	113	33,627
TDC A/S (a)	5,516	45,757
Vestas Wind Systems A/S	19,865	1,422,301
William Demant Holding A/S (a)	28,662	1,067,167
		18,295,072
Finland — 0.4%
Amer Sports Oyj (a)	7,639	235,774
Fortum Oyj	8,237	177,111
Kesko Oyj	833	47,773
Kone Oyj, Class B	160,978	8,040,926
Neste Oyj	11,214	782,130
Sampo Oyj, Class A	29,595	1,650,637
UPM-Kymmene Oyj	36,247	1,345,080
Valmet Corp.	3,318	66,584
Wartsila Corp.	15,881	351,347
		12,697,362
France — 1.5%
Aeroports de Paris	255	55,587
Air France-KLM SA (a)	28,076	311,924
Airbus SE	8,805	1,018,771
Amundi SA (c)	3,195	257,114
Atos Origin SA	3,817	522,611
AXA SA	18,491	492,266
BNP Paribas SA	32,160	2,384,517
Bouygues SA	14,805	742,673
Capgemini SE	4,254	530,557
Cie Generale des Etablissements Michelin	6,120	904,621
CNP Assurances	6,846	172,855
Compagnie de Saint-Gobain	12,238	646,424
Edenred SA	14,697	511,400
Electricite de France SA	465,872	6,755,554
Elior Group SA (c)	3,093	67,277
Elis SA	11,884	294,305

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Engie SA	43,029	$718,865
Eurofins Scientific	1,362	719,977
Eutelsat Communications SA	8,664	171,805
Groupe Eurotunnel SE	53,630	765,661
Hermes International	120	71,153
Imerys SA	904	87,918
JCDecaux SA	6,257	218,376
Kering	181	86,789
L'Oreal SA	42,258	9,546,419
Lagardere S.C.A.	1,741	49,757
Legrand SA	21,692	1,702,505
LVMH Moet Hennessy Louis Vuitton SA	325	100,226
Neopost SA	5,890	155,299
Orange SA	53,360	906,198
Peugeot SA	64,300	1,548,488
Renault SA	11,478	1,394,432
Rothschild & Co.	3,032	111,676
Safran SA	2,699	286,016
Sanofi SA	16,944	1,361,539
Societe BIC SA	2,128	211,846
Societe Generale SA	3,809	207,230
Technicolor SA	18,164	30,774
Teleperformance	1,959	303,973
Thales SA	3,345	407,598
Total SA	24,643	1,400,551
Unibail-Rodamco SE - REIT	597	136,657
Vicat SA	1,989	150,288
Vinci SA	4,446	437,758
Virbac SA (a)	223	32,787
Vivendi SA	462,158	11,961,825
Worldline SA (a) (c)	7,048	358,471
		51,311,313
Georgia — 0.0%
BGEO Group plc	981	49,017

Germany — 1.9%
Adidas AG	3,114	754,152
Allianz SE	3,689	833,693
AURELIUS Equity Opportunities SE & Co KGaA	4,925	343,032
Aurubis AG	7,802	656,808
Axel Springer AG	8,727	730,628
BASF SE	20,091	2,041,865
Bayer AG	8,996	1,017,206
Bayerische Motoren Werke AG	9,711	1,053,889
Beiersdorf AG	4,415	499,951
Brenntag AG	14,399	856,903
Commerzbank AG (a)	5,473	71,107
Continental AG	403	111,319
Covestro AG (c)	11,677	1,149,385
CTS Eventim AG & Co KGaA	8,961	420,483
Deutsche Bank AG	4,038	56,303

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Deutsche Boerse AG	1,334	$181,725
Deutsche Lufthansa AG	378,746	12,098,531
Deutsche Telekom AG	47,525	775,285
Deutsche Wohnen AG	112,195	5,236,805
Deutz AG	7,747	71,102
Fielmann AG	1,052	85,153
Fresenius Medical Care AG & Co.	15,514	1,584,077
Fresenius SE & Co. KGaA	2,894	221,052
GEA Group AG	2,494	106,099
Gerresheimer AG	2,133	175,185
Hannover Rueck SE	1,312	179,184
HeidelbergCement AG	1,081	106,211
Hella GmbH & Co. KGaA	605	39,801
Hochtief AG	1,601	299,241
Infineon Technologies AG	30,844	826,311
Leoni AG	1,269	81,180
Linde AG (a)	1,294	272,410
MTU Aero Engines AG	504	84,955
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	239	55,584
Osram Licht AG	453	33,355
Rheinmetall AG	3,105	441,438
RWE AG (a)	7,156	176,770
Salzgitter AG	7,507	384,858
SAP AG	9,235	966,406
Software AG	7,835	410,326
Suedzucker AG	9,864	167,424
Symrise AG	4,749	382,391
Talanx AG (a)	3,266	142,137
TUI AG	51,289	1,101,096
TUI AG - Xetra Shares	10,271	220,130
United Internet AG	1,707	107,503
Vonovia SE	578,324	28,680,395
Wacker Neuson SE	9,018	313,090
Wirecard AG	931	110,052
zooplus AG (a)	1,633	297,686
		67,011,672
Greece — 0.1%
Diana Shipping, Inc. (a)	542,313	1,984,866
Ellaktor SA (a)	5,748	11,178
Hellenic Exchanges - Athens Stock Exchange SA Holdings	14,623	83,869
Motor Oil Hellas Corinth Refineries SA	41,939	946,418
OPAP SA	9,537	109,352
Piraeus Bank SA (a)	15,944	50,929
Tsakos Energy Navigation, Ltd.	567,387	1,872,377
		5,058,989
Hong Kong — 1.1%
AIA Group, Ltd.	48,401	413,193
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	114,833	216,817
Cathay Pacific Airways, Ltd. (a)	575,000	997,156

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

CECEP COSTIN New Materials Group, Ltd. (a) (b) (d)	1,736,000	$66,360
China Everbright, Ltd.	60,000	126,696
China Merchants Land, Ltd.	1,033,683	218,945
China Merchants Port Holdings Co., Ltd.	29,572	65,634
China Mobile, Ltd.	320,500	2,932,436
China Resources Cement Holdings, Ltd.	962,000	839,451
China South City Holdings, Ltd.	1,246,000	283,860
CK Asset Holdings, Ltd.	36,500	308,867
CK Hutchison Holdings, Ltd.	65,139	783,140
CLP Holdings, Ltd.	6,000	61,334
Dah Chong Hong Holdings, Ltd.	401,543	203,927
Dairy Farm International Holdings, Ltd.	13,600	108,252
Dawnrays Pharmaceutical Holdings, Ltd.	47,989	26,362
Esprit Holdings, Ltd. (a)	1,116,399	382,001
First Pacific Co., Ltd.	208,000	113,554
Galaxy Entertainment Group, Ltd.	31,000	284,169
Guoco Group, Ltd.	54,000	717,538
Guotai Junan International Holdings, Ltd.	439,000	127,848
Hang Lung Properties, Ltd.	111,000	260,467
Henderson Land Development Co., Ltd.	146,144	957,493
Hong Kong & Shanghai Hotels, Ltd. (The)	405,417	622,733
Hong Kong Exchanges & Clearing, Ltd.	138,100	4,539,329
Hua Han Health Industry Holdings, Ltd. (a) (b)	7,412,000	500,546
Huabao International Holdings, Ltd.	490,142	326,596
i-Cable Communications, Ltd. (a)	14,260	364
Jardine Matheson Holdings, Ltd.	34,392	2,121,424
Jardine Strategic Holdings, Ltd.	32,948	1,267,632
K Wah International Holdings, Ltd.	480,409	323,082
Kerry Properties, Ltd.	55,000	249,710
Kingboard Chemical Holdings, Ltd.	161,000	747,335
Kingboard Laminates Holdings, Ltd.	184,400	270,191
Li & Fung, Ltd.	472,000	233,057
Link (The) - REIT - REIT	6,000	51,458
Man Wah Holdings, Ltd.	500,000	400,245
Midland Holdings, Ltd. (a)	917,549	258,141
Midland IC&I, Ltd. (a)	568,613	25,444
New World Development Co., Ltd.	775,635	1,105,740
Pacific Basin Shipping, Ltd. (a)	993,422	267,982
PAX Global Technology, Ltd.	6,139,000	2,793,735
Sino Biopharmaceutical, Ltd.	3,032,000	6,042,794
Sino Land Co., Ltd.	144,000	234,323
SmarTone Telecommunications Holdings, Ltd.	473,442	505,182
SSY Group, Ltd.	525,256	465,717
Stella International Holdings, Ltd.	69,480	92,467
Sun Hung Kai Properties, Ltd.	54,000	860,214
Television Broadcasts, Ltd.	159,602	531,690
Texhong Textile Group, Ltd.	144,156	203,103
WH Group, Ltd. (c)	2,842,500	3,055,391
Wharf (Holdings), Ltd. (The)	16,000	55,427
Wheelock & Co., Ltd.	54,688	401,071
Yuexiu Property Co., Ltd.	2,386,000	566,935
Yuexiu Transport Infrastructure, Ltd.	278,000	214,461
		39,829,019

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Hungary — 0.0%
OTP Bank plc	8,412	$379,175

India — 0.3%
Andhra Sugars, Ltd. (The)	6,961	44,322
Axis Bank, Ltd.	33,463	263,637
Bank of Baroda	205,037	450,060
Bharti Airtel, Ltd.	23,273	143,474
Bliss Gvs Pharma, Ltd.	55,101	166,773
Century Enka, Ltd.	19,777	93,210
Cosmo Films, Ltd.	1,510	5,710
DCM Shriram, Ltd.	24,136	159,318
Dish TV India, Ltd. (a)	79,144	87,482
GHCL, Ltd.	78,959	318,376
Gitanjali Gems, Ltd.	153,251	19,882
Godfrey Phillips India, Ltd.	3,888	48,922
ICICI Bank, Ltd.	49,302	212,269
Idea Cellular, Ltd. (a)	265,619	312,056
IRB Infrastructure Developers, Ltd.	187,794	654,850
Jammu & Kashmir Bank, Ltd. (The) (a)	250,101	234,179
Jindal Poly Films, Ltd.	25,819	124,934
JK Paper, Ltd.	50,229	105,832
Jubilant Life Sciences, Ltd.	28,506	366,658
KEC International, Ltd.	51,746	311,733
Larsen & Toubro Infotech, Ltd. (c)	13,269	274,238
LIC Housing Finance, Ltd.	33,078	273,491
Lupin, Ltd.	4,699	53,201
Maithan Alloys, Ltd.	1,079	13,215
Man Infraconstruction, Ltd.	189,031	146,417
Mastek, Ltd.	26,483	217,722
Mindtree, Ltd.	56,373	671,712
Multi Commodity Exchange of India, Ltd.	4,426	45,968
NIIT Technologies, Ltd.	43,931	589,024
NLC India, Ltd.	116,504	150,938
PNB Gilts, Ltd.	64,630	34,656
Punjab National Bank (a)	252,790	371,265
Radico Khaitan, Ltd.	24,628	127,464
Rural Electrification Corp., Ltd.	211,127	404,126
Shriram Transport Finance Co., Ltd.	3,702	82,260
Sonata Software, Ltd.	37,983	182,347
Star Paper Mills, Ltd.	32,771	102,926
State Bank of India	120,394	462,884
Tata Sponge Iron, Ltd.	27,253	385,357
Thirumalai Chemicals, Ltd.	16,035	425,074
Torrent Power, Ltd.	80,572	284,961
Uflex, Ltd.	37,978	199,870
Vakrangee, Ltd.	177,958	616,803
VIP Industries, Ltd.	4,944	24,316
Visaka Industries, Ltd.	17,320	173,778
Wipro, Ltd.	22,917	100,191
		10,537,881

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Indonesia — 0.0%
Adaro Energy Tbk PT	1,676,100	$260,962
Indo Tambangraya Megah Tbk PT	140,613	291,480
Indosat Tbk PT	138,038	47,663
Media Nusantara Citra Tbk PT	1,386,100	143,431
		743,536
Ireland — 0.2%
Accenture plc, Class A	3,033	465,566
Adient plc	2,725	162,846
Bank of Ireland Group plc (a)	13,767	120,101
Bank of Ireland Group plc - LSE Shares (a)	82,354	721,840
CRH plc	2,738	92,721
CRH plc - BATS Europe Shares	5,342	181,624
DCC plc	7,862	724,444
Experian plc	35,833	774,063
Irish Bank Resolution Corp., Ltd. (a) (b) (d)	38,180	—
Irish Continental Group plc	40,374	284,662
Medtronic plc	1,343	107,735
Paddy Power Betfair plc	2,142	220,079
Paddy Power Betfair plc - LSE Shares	8,270	847,860
Permanent TSB Group Holdings plc (a)	130,222	320,888
Ryanair Holdings plc - SPADR (a)	2,195	269,656
		5,294,085
Isle of Man — 0.0%
Playtech plc	26,960	278,027

Italy — 0.4%
A2A SpA	164,347	314,783
Assicurazioni Generali SpA	1,805	34,799
Autogrill SpA	14,485	186,844
Banca IFIS SpA	13,780	532,558
Banca Monte dei Paschi di Siena SpA (a)	1,327	4,205
Banco BPM SpA (a)	173,007	602,224
BPER Banca	6,082	33,974
Credito Valtellinese SpA (a)	7,956,880	1,127,645
Davide Campari-Milano SpA	33,645	254,997
DiaSorin SpA	1,388	125,077
Enel SpA	136,845	838,471
Eni SpA	43,591	768,419
Ferrari NV	1,847	222,473
Hera SpA	29,108	106,686
Intesa Sanpaolo SpA	568,272	2,072,365
Luxottica Group SpA	25,741	1,601,918
Mediobanca SpA	18,838	221,755
Piaggio & C SpA	64,033	178,459
Poste Italiane SpA (c)	39,586	362,331
Saipem SpA (a)	122,972	483,434
Tamburi Investment Partners SpA	108,242	816,682

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

UniCredit SpA (a)	56,533	$1,186,182
Unione di Banche Italiane SpA	20,409	93,424
		12,169,705
Japan — 7.0%
ABC-Mart, Inc.	400	26,352
Aeon Delight Co., Ltd.	1,400	50,656
AEON Financial Service Co., Ltd.	6,700	153,954
Aisin Seiki Co., Ltd.	4,200	228,147
Alfresa Holdings Corp.	34,700	772,234
Amada Holdings Co., Ltd.	9,100	110,495
Amano Corp.	138,200	3,728,887
ANA Holdings, Inc.	10,000	387,012
Aozora Bank, Ltd.	2,500	99,502
Asahi Glass Co., Ltd.	7,700	318,768
Asahi Group Holdings, Ltd.	2,500	133,147
Asahi Intecc Co., Ltd.	2,900	114,877
Astellas Pharma, Inc.	56,700	860,052
Azbil Corp.	192,100	8,945,590
BML, Inc.	296,500	7,568,197
Bridgestone Corp.	8,913	387,329
Brother Industries, Ltd.	11,800	274,248
Bunka Shutter Co., Ltd.	315,400	3,061,963
Canon, Inc.	3,300	119,495
Casio Computer Co., Ltd.	15,800	235,504
Chiba Bank, Ltd. (The)	5,000	40,177
Citizen Watch Co., Ltd.	21,500	154,372
Coca-Cola Bottlers Japan, Inc.	3,493	144,276
Concordia Financial Group, Ltd.	6,600	36,410
Cosmos Pharmaceutical Corp.	1,364	276,761
Credit Saison Co., Ltd.	4,700	77,166
CyberAgent, Inc.	8,294	412,342
Dai-ichi Life Holdings, Inc.	49,200	898,181
Daicel Corp.	30,800	336,353
Daifuku Co., Ltd.	5,000	299,328
Daiwa House Industry Co., Ltd.	8,500	327,522
Daiwa Securities Group, Inc.	32,318	206,139
Disco Corp.	100	21,569
DMG Mori Co., Ltd.	10,262	191,728
East Japan Railway Co.	7,400	685,859
FANUC Corp.	900	228,034
Fuji Electric Co., Ltd.	12,000	81,650
Fuji Media Holdings, Inc.	29,800	508,313
FUJIFILM Holdings Corp.	30,500	1,216,790
Fujitsu, Ltd.	48,000	295,385
Fukuda Denshi Co., Ltd.	3,000	220,478
Fukuoka Financial Group, Inc.	24,000	129,242
Fukushima Industries Corp.	36,200	1,566,665
Glory, Ltd.	104,600	3,730,624
GungHo Online Entertainment, Inc.	86,400	293,941
Hakuhodo DY Holdings, Inc.	648,200	8,912,331
Haseko Corp.	50,200	763,816
Hino Motors, Ltd.	2,600	33,451

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Hirata Corp.	500	$45,956
Hitachi High-Technologies Corp.	1,900	90,353
Hitachi, Ltd.	340,031	2,463,192
Hogy Medical Co., Ltd.	243,000	9,808,609
Hoshizaki Corp.	1,700	149,222
Hoya Corp.	10,000	498,567
Idemitsu Kosan Co., Ltd.	2,500	95,038
Inpex Corp.	26,810	331,582
Isetan Mitsukoshi Holdings, Ltd.	24,100	265,903
ITOCHU Corp.	31,100	603,996
Itochu Techno-Solutions Corp.	1,500	31,394
Japan Airlines Co., Ltd.	60,190	2,422,194
Japan Exchange Group, Inc.	2,100	38,880
Japan Post Holdings Co., Ltd.	53,100	639,266
Japan Retail Fund Investment Corp. - REIT	15	28,786
Japan Steel Works, Ltd. (The)	38,300	1,222,015
Japan Tobacco, Inc.	5,100	146,954
JFE Holdings, Inc.	21,700	437,141
JTEKT Corp.	7,700	114,047
JX Holdings, Inc.	104,200	630,361
Kajima Corp.	59,000	547,277
Kamigumi Co., Ltd.	74,500	1,663,568
Kao Corp.	16,400	1,230,096
KDDI Corp.	10,800	275,722
Keyence Corp.	600	372,389
Kirin Holdings Co., Ltd.	41,500	1,104,730
Koito Manufacturing Co., Ltd.	1,900	131,780
Komatsu, Ltd.	1,100	36,668
Kose Corp.	500	104,647
Kubota Corp.	8,600	150,493
Kurita Water Industries, Ltd.	290,200	9,204,690
Kyocera Corp.	13,400	756,107
Lawson, Inc.	800	54,509
Lion Corp.	2,200	44,308
LIXIL Group Corp.	17,400	388,538
Mabuchi Motor Co., Ltd.	600	29,547
Maeda Corp.	13,800	162,765
Makita Corp.	1,500	73,305
Mandom Corp.	500	17,245
Marubeni Corp.	86,300	624,429
Marui Group Co., Ltd.	9,200	187,450
Matsumotokiyoshi Holdings Co., Ltd.	22,500	951,553
Mazda Motor Corp.	23,300	307,988
Mebuki Financial Group, Inc.	105,381	405,064
Medipal Holdings Corp.	5,100	104,488
MEIJI Holdings Co., Ltd.	900	68,512
MINEBEA MITSUMI, Inc.	18,600	397,154
Miraca Holdings, Inc.	198,200	7,739,495
Mitsubishi Corp.	188,600	5,072,818
Mitsubishi Electric Corp.	9,700	155,111
Mitsubishi Estate Co., Ltd.	44,155	746,326
Mitsubishi Gas Chemical Co., Inc.	11,000	263,512
Mitsubishi Heavy Industries, Ltd.	7,400	283,329

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Mitsubishi Logistics Corp.	6,300	$133,810
Mitsubishi UFJ Financial Group, Inc.	70,623	462,612
Mitsui & Co., Ltd.	289,800	4,963,681
Mitsui Chemicals, Inc.	1,000	31,530
Mitsui Fudosan Co., Ltd.	371,400	9,010,564
Mixi, Inc.	4,500	166,205
Mizuho Financial Group, Inc.	240,400	432,429
MS&AD Insurance Group Holdings, Inc.	43,037	1,356,977
Nabtesco Corp.	800	30,863
Namco Bandai Holdings, Inc.	285,000	9,361,167
NEC Corp.	13,600	382,290
Nexon Co., Ltd. (a)	34,816	575,877
NH Foods, Ltd.	9,000	368,780
NHK Spring Co., Ltd.	26,900	284,409
Nikon Corp.	19,300	343,901
Nintendo Co., Ltd.	500	220,196
Nippon Densetsu Kogyo Co., Ltd.	11,400	225,525
Nippon Electric Glass Co., Ltd.	4,700	139,580
Nippon Express Co., Ltd.	6,200	414,868
Nippon Signal Company, Ltd.	2,800	26,051
Nippon Suisan Kaisha, Ltd.	31,100	161,338
Nippon Telegraph & Telephone Corp.	39,500	1,818,993
Nippon Television Holdings, Inc.	24,820	439,695
Nissan Chemical Industries, Ltd.	8,400	348,931
Nitori Holdings Co., Ltd.	200	35,346
Nitto Denko Corp.	1,900	142,458
Nohmi Bosai, Ltd.	41,900	897,027
NOK Corp.	1,500	29,125
Nomura Co., Ltd.	5,100	110,239
Nomura Holdings, Inc.	61,100	353,318
Nomura Research Institute, Ltd.	1,500	71,049
Noritz Corp.	100,600	1,817,144
NTT Data Corp.	66,000	702,147
NTT DoCoMo, Inc.	16,400	418,689
NTT Urban Development Corp.	28,900	353,085
Obayashi Corp.	121,700	1,331,317
Obic Co., Ltd.	2,400	199,615
OKUMA Corp.	186,100	10,948,602
OLYMPUS Corp.	2,400	91,124
OMRON Corp.	10,800	635,384
Onward Holdings Co., Ltd.	21,100	183,030
Oracle Corp. Japan	500	40,647
Organo Corp.	66,700	2,012,189
Oriental Land Co., Ltd.	1,800	183,798
ORIX Corp.	20,300	358,000
Otsuka Corp.	9,200	463,437
Otsuka Holdings Co., Ltd.	4,300	215,354
Panasonic Corp.	2,000	28,589
Pola Orbis Holdings, Inc.	8,800	360,585
Rakuten, Inc.	8,825	74,569
Recruit Holdings Co., Ltd.	7,800	193,855
Renesas Electronics Corp. (a)	32,100	322,795
Resona Holdings, Inc.	187,200	988,735

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Rinnai Corp.	12,100	$1,148,536
Rohm Co., Ltd.	3,100	295,127
Ryohin Keikaku Co., Ltd.	1,000	335,511
Sapporo Holdings, Ltd.	286,500	8,346,882
Sawai Pharmaceutical Co., Ltd.	2,300	100,945
SCSK Corp.	4,000	172,736
Secom Co., Ltd.	91,200	6,788,252
Sekisui Chemical Co., Ltd.	11,500	200,592
Sekisui Jushi Corp.	2,400	52,125
Senko Group Holdings Co., Ltd.	9,700	75,481
Seven & I Holdings Co., Ltd.	18,400	789,226
Seven Bank, Ltd.	2,271,700	7,237,501
Shimadzu Corp.	7,800	219,328
Shimamura Co., Ltd.	1,600	200,141
Shimano, Inc.	400	57,666
Shimizu Corp.	66,100	590,772
Shin-Etsu Chemical Co., Ltd.	1,800	186,166
Shinsei Bank, Ltd.	2,000	30,750
Shionogi & Co., Ltd.	4,400	227,061
Shiseido Co., Ltd.	11,900	761,944
SHO-BOND Holdings Co., Ltd.	1,100	81,152
Sinko Industries, Ltd.	91,600	1,437,639
SK Kaken Co., Ltd.	45,000	4,736,620
SMC Corp.	1,900	769,071
SoftBank Group Corp.	2,900	216,672
Sohgo Security Services Co., Ltd.	600	29,660
Sojitz Corp.	48,000	153,827
Sompo Holdings, Inc.	11,600	466,813
Sony Corp.	21,769	1,052,801
Sony Financial Holdings, Inc.	1,600	29,111
Square Enix Holdings Co., Ltd.	30,590	1,400,059
Start Today Co., Ltd.	18,500	494,122
Subaru Corp.	7,700	252,337
SUMCO Corp.	3,300	86,528
Sumitomo Chemical Co., Ltd.	7,000	40,788
Sumitomo Corp.	10,900	183,468
Sumitomo Dainippon Pharma Co., Ltd.	6,900	115,816
Sumitomo Electric Industries, Ltd.	8,700	132,742
Sumitomo Heavy Industries, Ltd.	3,000	113,763
Sumitomo Mitsui Financial Group, Inc.	29,400	1,231,758
Sumitomo Mitsui Trust Holdings, Inc.	15,755	637,722
Sumitomo Realty & Development Co., Ltd.	2,476	91,566
Sumitomo Warehouse Co., Ltd. (The)	1,126,000	7,619,191
Sundrug Co., Ltd.	400	18,477
Suntory Beverage & Food, Ltd.	4,300	208,928
Suzuki Motor Corp.	5,600	301,565
T&D Holdings, Inc.	4,200	66,648
Taisei Corp.	18,900	959,165
Takeuchi Manufacturing Co., Ltd.	316,000	7,053,240
TDK Corp.	2,400	216,306
TechnoPro Holdings, Inc.	2,500	150,604
Temp Holdings Co., Ltd.	10,000	290,870
THK Co., Ltd.	6,200	256,379

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Toei Co., Ltd.	82,500	$8,978,431
Tohoku Electric Power Co., Inc.	34,800	464,741
Tokio Marine Holdings, Inc.	10,800	480,598
Tokyo Electron, Ltd.	8,700	1,636,488
Tokyo Gas Co., Ltd.	7,400	196,223
Toray Industries, Inc.	41,200	389,717
Toshiba Corp. (a)	43,000	124,468
Tosoh Corp.	48,300	947,798
Toyo Seikan Kaisha Group Holdings, Ltd.	15,000	223,016
Toyo Suisan Kaisha, Ltd.	6,900	267,492
Toyo Tire & Rubber Co., Ltd.	5,890	101,410
Toyota Boshoku Corp.	9,500	194,991
Toyota Industries Corp.	8,754	529,822
Toyota Motor Corp.	30,108	1,931,179
Toyota Tsusho Corp.	1,100	37,268
Trend Micro, Inc.	1,600	95,484
TV Asahi Holdings Corp.	420,400	9,170,137
Ushio, Inc.	5,300	71,128
USS Co., Ltd.	1,200	24,247
West Japan Railway Co.	31,200	2,178,913
Yamada Denki Co., Ltd.	53,100	318,385
Yamaha Motor Co., Ltd.	5,900	176,326
Yamato Holdings Co., Ltd.	10,700	268,342
Yaskawa Electric Corp.	800	36,276
Zenkoku Hosho Co., Ltd.	2,653	116,437
ZOJIRUSHI Corp.	108,700	1,557,892
		247,875,264
Lebanon — 0.0%
Solidere - GDR (a) (b)	38,451	326,867

Luxembourg — 0.3%
APERAM SA	2,975	142,361
ArcelorMittal (a)	232,471	7,373,550
B&M European Value Retail SA	8,605	47,303
d'Amico International Shipping SA (a)	677,901	179,557
Kernel Holding SA	82,774	1,211,133
Stabilus SA	6,915	660,655
Tenaris SA	29,904	516,997
		10,131,556
Malaysia — 0.1%
AirAsia Berhad	1,181,227	1,200,161
Dufu Technology Corp. Berhad	387,762	107,266
Genting Malaysia Berhad	327,210	414,511
George Kent Malaysia Berhad	202,713	210,155
Hartalega Holdings Berhad	228,200	356,931
Hong Leong Financial Group Berhad	25,339	126,171
Insas Berhad	482,400	102,267
Muhibbah Engineering M Berhad	161,900	123,427
OSK Holdings Berhad	601,822	155,590
Padini Holdings Berhad	207,627	239,941

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Sime Darby Berhad	495,754	$338,364
Sime Darby Plantation Berhad (a)	316,294	451,536
Sime Darby Property Berhad (a)	277,494	101,872
Supermax Corp. Berhad	407,988	266,859
Top Glove Corp. Berhad	284,800	709,791
TRC Synergy Berhad	310,677	49,505
Uchi Technologies Berhad	106,911	73,798
		5,028,145
Malta — 0.0%
Kindred Group plc	29,176	399,241

Mexico — 0.1%
America Movil SAB de CV, Series L - ADR	6,216	118,664
Cemex SAB de CV - SPADR (a)	128,854	853,014
Consorcio ARA SAB de CV, Series C	642,956	254,631
Grupo Carso SAB de CV, Series A	59,246	210,311
Grupo Comercial Chedraui SA de CV	43,900	93,883
Grupo Herdez SAB de CV, Series C	92,485	235,452
Grupo Mexico SAB de CV, Series B	49,800	168,647
Industrias Bachoco SAB de CV, Series B	25,170	130,281
Megacable Holdings SAB de CV (UNIT)	28,637	131,768
Qualitas Controladora SAB de CV	63,809	177,715
Rassini SAB de CV	37,316	161,642
		2,536,008
Monaco — 0.0%
Navios Maritime Acquisition Corp.	24,537	20,611
Scorpio Tankers, Inc.	172,835	338,757
		359,368
Netherlands — 0.4%
ABN AMRO Group NV (c)	20,927	630,943
Aegon NV	31,391	211,985
Akzo Nobel NV	10,464	989,237
ASM International NV	5,150	376,478
ASML Holding NV	3,046	602,642
ASR Nederland NV	12,456	533,262
Astarta Holding NV (a)	69,012	969,909
Boskalis Westminster NV - CVA	11,284	330,803
HAL Trust	1,235	222,194
Heineken Holding NV	541	55,785
Heineken NV	11,167	1,201,818
IMCD Group NV	695	42,772
ING Groep NV	26,953	455,229
Koninklijke (Royal) KPN NV	210,432	631,740
Koninklijke Ahold Delhaize NV	60,002	1,422,726
Koninklijke DSM NV	4,155	413,159
Koninklijke Philips NV	44,497	1,710,021
Philips Lighting NV (c)	13,299	500,320

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

QIAGEN NV (a)	2,953	$95,411
Randstad Holding NV	12,578	828,743
Reed Elsevier NV	6,545	135,783
Royal Dutch Shell plc, Class A - BATS Europe Shares	25,823	810,319
Royal Dutch Shell plc, Class A - Quote MTF Shares	17,493	557,892
Royal Dutch Shell plc, Class B	47,856	1,542,156
Yandex NV, Class A (a)	7,527	296,940
		15,568,267
New Zealand — 0.0%
SKY Network Television, Ltd.	43,652	72,522
Spark New Zealand, Ltd.	34,835	84,405
		156,927
Nigeria — 0.0%
Access Bank plc	1,261,143	38,747
United Bank for Africa plc	4,989,942	160,802
Zenith Bank plc	432,895	35,280
		234,829
Norway — 0.1%
DNB ASA	15,841	309,075
Golden Ocean Group, Ltd. (a)	7,484	59,528
Leroy Seafood Group ASA	44,050	273,747
Marine Harvest ASA	17,205	345,698
Norsk Hydro ASA	37,468	220,948
Norwegian Finans Holding ASA (a)	19,566	220,891
Salmar ASA	8,111	334,560
Schibsted ASA, Class A	6,612	185,679
Schibsted ASA, Class B	6,776	172,208
Statoil ASA	18,612	440,809
Telenor ASA	15,723	357,611
		2,920,754
Pakistan — 0.0%
Askari Bank, Ltd.	143,076	28,504
Honda Atlas Cars Pakistan, Ltd.	14,676	60,535
Indus Motor Co., Ltd.	5,001	76,185
SUI Northern Gas Pipeline	196,419	191,840
		357,064
Peru — 0.0%
Alicorp SAA	64,426	224,717
Ferreycorp SAA	259,829	204,894
		429,611
Philippines (The) — 0.1%
ABS-CBN Holdings Corp. - PDR	675,013	362,796

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Cebu Air, Inc.	69,195	$125,514
Cosco Capital, Inc.	128,214	18,185
DMCI Holdings, Inc.	515,804	120,573
East West Banking Corp.	62,100	22,509
Globe Telecom, Inc.	9,022	280,995
Jollibee Foods Corp.	37,981	218,204
Lopez Holdings Corp.	2,380,923	235,487
PLDT, Inc.	1,135	32,254
Semirara Mining & Power Corp.	104,237	60,589
SM Investments Corp.	19,546	345,750
		1,822,856
Poland — 0.0%
Jastrzebska Spolka Weglowa SA (a)	3,540	83,974
LPP SA	56	143,087
		227,061
Portugal — 0.0%
EDP - Energias de Portugal SA	8,288	31,517
Galp Energia SGPS SA	3,397	64,075
		95,592
Puerto Rico — 0.0%
Popular, Inc.	19,551	813,713

Russia — 0.9%
Aeroflot - Russian Airlines PJSC (b)	222,381	600,521
Bank St Petersburg PJSC	254,956	242,550
Etalon Group, Ltd. - GDR (e)	804,904	2,454,957
Europlan PJSC	16,996	214,796
Evraz plc	5,336	32,566
Federal Grid Co. Unified Energy System PJSC (b)	1,385,814,534	4,320,970
Gazprom PAO (a) (b)	2,593,636	6,464,088
Gazprom PAO - SPADR	194,401	958,397
Gazprom PJSC	55,840	138,948
Gazprom PJSC - SPADR	37,558	183,188
Global Ports Investments plc - GDR (a) (e)	61,491	237,374
Lenta, Ltd. (a) (e)	223,838	1,331,836
Lenta, Ltd. - GDR (a) (e)	36,530	217,546
Lukoil PJSC - SPADR	20,772	1,433,016
Magnitogorsk Iron & Steel Works PJSC	82,194	63,158
MD Medical Group Investments plc - GDR	21,327	211,137
MegaFon PJSC - GDR (e)	6,025	59,647
MMC Norilsk Nickel PJSC	845	159,007
MMC Norilsk Nickel PJSC - ADR	11,063	205,313
Moscow Exchange MICEX-RTS PJSC (a) (b)	615,678	1,260,018
NOVATEK OAO - GDR (e)	922	126,477
Polymetal International plc	8,415	86,751
Protek PJSC (a) (b)	470,855	823,506
Rosneft PJSC - GDR	67,591	371,198

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

RusHydro PJSC (b)	74,195,507	$974,781
RusHydro PJSC - ADR	3,761,337	4,742,203
Sberbank of Russia PJSC (b)	577,029	2,558,050
Sberbank PAO - SPADR - OTC Shares	62,761	1,172,127
Sistema JSFC - SPGDR - LSE Shares (e)	15,429	62,381
Sistema PJSC FC (b) (e)	50,742	10,425
Sollers PJSC (a)	18,874	184,498
Synergy PJSC (a)	6,874	75,115
TMK PJSC	5,007	7,163
TMK PJSC - GDR (e)	84,437	476,838
United Co. RUSAL plc	233,782	142,144
X5 Retail Group NV - GDR (a)	11,819	397,840
		33,000,530
Singapore — 0.2%
China Yuchai International, Ltd.	8,460	179,098
DBS Group Holdings, Ltd.	7,100	149,774
Genting Singapore plc	595,800	493,765
Geo Energy Resources, Ltd.	1,109,195	191,326
GL, Ltd.	69,500	41,450
Golden Agri-Resources, Ltd.	17,537,800	4,699,793
Great Eastern Holdings, Ltd.	30,937	701,155
Haw Par Corp., Ltd.	10,106	96,693
IGG, Inc.	725,000	1,002,515
Oversea-Chinese Banking Corp.	11,300	111,307
Singapore Airlines, Ltd.	13,000	107,962
United Overseas Bank, Ltd.	11,912	251,189
		8,026,027
South Africa — 0.3%
African Phoenix Investments, Ltd. (a)	3,640,881	194,198
Alexander Forbes Group Holdings, Ltd.	334,806	203,749
Anglo American Platinum, Ltd.	3,231	88,467
ArcelorMittal South Africa, Ltd. (a)	159,558	35,754
Assore, Ltd.	10,244	252,636
Astral Foods, Ltd.	20,908	552,499
Blue Label Telecoms, Ltd.	187,334	204,150
Discovery, Ltd.	33,028	476,057
Foschini Group, Ltd. (The)	12,087	228,794
Gold Fields, Ltd.	363,104	1,464,697
Harmony Gold Mining Co., Ltd. - SPADR	94,074	224,837
Hosken Consolidated Investments, Ltd.	49,615	603,702
Impala Platinum Holdings, Ltd. (a)	1,295,644	2,583,234
Investec plc	29,468	227,615
Kumba Iron Ore, Ltd.	16,335	392,009
Metair Investments, Ltd.	111,762	217,481
MiX Telematics, Ltd. - SPADR	14,596	226,968
Montauk Holdings, Ltd.	53,139	260,442
MTN Group, Ltd.	6,372	64,557
Naspers, Ltd.	784	192,046
Net 1 UEPS Technologies, Inc. (a)	9,050	85,613
Niveus Investments, Ltd.	43,270	29,663

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Remgro, Ltd.	17,826	$334,719
Sibanye Gold, Ltd.	860,900	852,906
Truworths International, Ltd.	59,011	540,736
Tsogo Sun Holdings, Ltd.	68,388	134,739
		10,672,268
South Korea — 0.9%
Chong Kun Dang Pharmaceutical Corp.	4,701	562,321
Chongkundang Holdings Corp.	1,763	119,253
CJ O Shopping Co., Ltd.	419	87,817
CKD Bio Corp.	6,811	156,233
Daehan Steel Co., Ltd.	17,592	150,685
Daesang Corp.	20,664	501,139
Daihan Pharmaceutical Co., Ltd.	5,918	244,571
Dong-A Hwasung Co., Ltd., Class A	9,697	40,165
Dong-Ah Geological Engineering Co., Ltd.	9,228	112,547
Dongwha Pharm Co., Ltd.	18,996	218,314
Dongwon Industries Co., Ltd.	634	182,604
F&F Co., Ltd.	6,109	232,691
Global Standard Technology Co., Ltd.	6,867	66,679
GS Home Shopping, Inc.	469	82,941
Hana Financial Group, Inc.	3,381	145,118
HanmiGlobal Co., Ltd.	1,038	9,378
Hansae Yes24 Holdings Co., Ltd.	8,151	66,071
Hanwha Corp.	13,094	480,936
Hite Jinro Co., Ltd.	27,832	586,198
Huchems Fine Chemical Corp.	9,202	212,374
Huons Global Co., Ltd.	4,281	282,749
Hyundai Development Co-Engineering & Construction	1,372	49,492
Hyundai Elevator Co., Ltd.	2,620	195,904
Hyundai Mobis Co., Ltd.	393	88,304
Hyundai Motor Co.	28,747	3,870,152
Hyundai Telecommunication Co., Ltd.	20,399	244,007
iMarketKorea, Inc.	17,737	166,404
InBody Co., Ltd.	3,890	183,935
Interpark Holdings Corp.	48,171	163,598
JASTECH, Ltd.	16,136	222,534
JB Financial Group Co., Ltd.	41,152	238,982
Jeju Air Co., Ltd.	2,231	98,583
KC Tech Co., Ltd.	12,162	264,714
KM Corp.	5,846	46,619
Korea Autoglass Corp.	12,959	198,172
Korea Real Estate Investment & Trust Co., Ltd.	100,272	279,866
Korea United Pharm, Inc.	9,515	247,717
Kortek Corp.	14,627	193,490
KT Corp.	122,697	3,171,313
KT Corp. - SPADR (a)	180,008	2,466,110
KT Skylife Co., Ltd.	1	11
Kwangju Bank Co., Ltd.	19,245	205,829
Kyungdong Pharm Co., Ltd.	7,638	169,829
LF Corp.	9,388	245,291
LG Corp.	2,893	233,687
LMS Co., Ltd.	19,472	150,712

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Lotte Corp. (a)	774	$46,110
Lotte Food Co., Ltd.	107	66,455
LOTTE Himart Co., Ltd.	7,492	506,074
Lotte Shopping Co., Ltd.	603	132,661
MAKUS, Inc.	27,164	110,221
Meritz Financial Group, Inc.	12,515	173,771
Meritz Fire & Marine Insurance Co., Ltd.	23,346	461,050
MonAmi Co., Ltd.	10,990	34,386
Nice Total Cash Management Co., Ltd., Class C	31,811	408,866
NS Shopping Co., Ltd.	14,637	190,189
PSK, Inc.	23,726	544,236
S-1 Corp.	1,412	131,013
Sajo Industries Co., Ltd.	734	46,688
Samchully Co., Ltd.	1,852	197,206
Samjin Pharmaceutical Co., Ltd.	6,505	262,421
Samsung Electronics Co., Ltd.	392	905,068
Samsung Electronics Co., Ltd. - GDR	4,514	5,184,306
Samsung Fire & Marine Insurance Co., Ltd.	1,298	329,401
Samsung SDI Co., Ltd.	249	44,969
Shinhan Financial Group Co., Ltd.	17,237	739,029
Shinsegae, Inc.	2,375	796,569
SK Hynix, Inc.	16,071	1,225,793
Spigen Korea Co., Ltd.	504	23,737
Visang Education, Inc.	7,070	68,650
Woongjin Thinkbig Co., Ltd.	28,764	188,360
		30,753,268
Spain — 0.5%
Abertis Infraestructuras SA	4,747	106,472
Acerinox SA	27,762	387,695
ACS, Actividades de Construcciony Servicios SA	3,570	139,286
Amadeus IT Group SA, Class A	107,278	7,930,783
Banco Bilbao Vizcaya Argentaria SA	110,674	876,256
Banco Santander SA	142,841	931,618
Bankia SA	152,516	683,498
CIE Automotive SA	1,267	45,348
Endesa SA	28,287	622,929
Fomento de Construcciones y Contratas SA (a)	16,558	202,694
Gestamp Automocion SA (a) (c)	11,250	91,689
Grifols SA	10,111	286,396
Industria de Diseno Textil SA	14,741	462,014
Inmobiliaria Colonial SA	6,463	74,786
Inmobiliaria del Sur SA	3,498	54,465
Mapfre SA	155,238	516,325
Mediaset Espana Comunicacion SA	22,362	227,614
Melia Hotels International SA	7,198	101,781
Realia Business SA (a)	161,369	216,459
Repsol SA	82,444	1,464,753
Viscofan SA	7,921	547,523
		15,970,384

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Sri Lanka — 0.0%
Aitken Spence plc	153,147	$49,642
Dialog Axiata plc	2,321,961	206,837
Hemas Holdings plc	23,041	18,470
Richard Pieris & Co. plc	455,771	36,918
		311,867
Sweden — 0.3%
Assa Abloy AB, Class B	87,296	1,895,356
Atlas Copco AB	2,705	105,288
Boliden AB	32,791	1,155,993
Electrolux AB, Series B	15,334	482,524
Essity AB (a)	17,477	483,271
G5 Entertainment AB	3,231	118,357
Investor AB, Class B	8,566	381,297
Kinnevik AB, Class B	2,103	75,768
Modern Times Group AB, Class B	7,636	310,120
NCC AB	1,577	30,129
Nordea Bank AB	34,586	369,488
Saab AB	995	45,079
Sandvik AB	40,659	746,129
Securitas AB	5,464	93,055
SSAB AB (a)	7,752	43,962
Svenska Cellulosa AB SCA	49,000	522,402
Svenska Handelsbanken AB	75,089	942,101
Swedish Match AB	7,725	351,189
Telefonaktiebolaget LM Ericsson, Class B	9,978	63,319
Volvo AB	25,568	466,800
		8,681,627
Switzerland — 0.7%
ABB, Ltd. - SIX Swiss Exchange	3,995	95,138
Adecco Group AG	31,898	2,272,757
Baloise Holding AG	926	141,721
Barry Callebaut AG	85	166,149
Bucher Industries AG	236	98,601
Cie Financiere Richemont SA	11,496	1,032,689
Cie Financiere Richemont SA - JSE Shares	12,444	112,258
Coca-Cola HBC AG (a)	10,688	395,451
DKSH Holding AG	1,274	103,515
GAM Holding AG (a)	7,661	128,902
Garmin, Ltd.	4,334	255,403
Geberit AG	3,009	1,330,739
Georg Fischer AG	203	271,848
Glencore plc (a)	230,745	1,148,142
Helvetia Holding AG	736	438,720
Holcim, Ltd. (a)	655	35,875
IWG plc	38,691	124,153
Logitech International SA	17,238	632,234
Nestle SA	60,709	4,806,112

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Novartis AG	38,833	$3,141,669
Partners Group Holding AG	87	64,748
Roche Holding AG	15,803	3,624,574
Schindler Holding AG	164	34,341
Sika AG	44	344,881
Sonova Holding AG	4,216	670,131
STMicroelectronics NV	4,279	94,961
STMicroelectronics NV - Borsa Italiana Shares	43,449	964,440
Swiss Life Holding AG (a)	572	203,787
Swiss Re, Ltd.	5,534	563,492
TE Connectivity, Ltd.	13,470	1,345,653
Tecan Group AG	229	48,486
Temenos Group AG (a)	2,404	288,463
UBS Group AG (a)	41,361	728,292
Zurich Insurance Group AG	762	250,039
		25,958,364
Taiwan — 0.9%
ACES Electronic Co., Ltd.	19,000	17,138
Acter Co., Ltd.	54,717	420,366
Advanced International Multitech Co., Ltd.	134,213	208,751
Allied Circuit Co., Ltd.	62,175	266,553
Ampire Co., Ltd.	299,222	184,724
Ardentec Corp.	427,000	558,701
Argosy Research, Inc.	169,000	263,438
Avita Corp.	42,000	66,838
Bionime Corp.	12,683	26,578
Bioteque Corp.	20,000	67,977
Charoen Pokphand Enterprise	23,000	51,747
Chia Chang Co., Ltd.	17,000	13,468
Chian Hsing Forging Industrial Co., Ltd.	48,698	101,214
China Life Insurance Co., Ltd.	733,182	754,380
China Man-Made Fiber Corp. (a)	664,537	218,344
Chong Hong Construction Co., Ltd.	27,397	79,963
Chroma ATE, Inc.	56,000	330,349
Chyang Sheng Dyeing & Finishing Co., Ltd.	193,664	160,739
Darfon Electronics Corp.	203,745	215,226
Delta Electronics, Inc.	50,363	224,550
Depo Auto Parts Ind Co., Ltd.	56,316	163,210
ETREND Hightech Corp.	73,483	79,136
Fuburg Industrial, Ltd.	11,000	17,392
Giant Manufacturing Co., Ltd.	5,985	31,611
Gigabyte Technology Co., Ltd.	172,000	389,930
Globe Union Industrial Corp.	244,514	174,851
Grand Pacific Petrochemical	717,813	754,569
GrandTech CG Systems, Inc.	110,000	195,047
Grape King Bio, Ltd.	13,000	112,134
Great Wall Enterprise Co., Ltd.	254,807	299,752
Greatek Electronics, Inc.	15,000	28,707
Hannstar Board Corp.	301,602	183,090
Hanpin Electron Co., Ltd.	46,883	43,977
Hon Hai Precision Industry Co., Ltd. - GDR (e)	25,679	160,001
Hotron Precision Electronic Industrial Co., Ltd.	107,294	175,898

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

ITE Technology, Inc.	125,133	$167,376
K Laser Technology, Inc.	24,000	13,499
Kinik Co.	102,000	264,472
KMC Kuei Meng International, Inc.	1,517	6,972
Lingsen Precision Industries, Ltd.	76,716	34,731
Mercuries & Associates Holding, Ltd.	233,000	201,379
momo.com, Inc.	23,716	222,462
Namchow Chemical Industrial Co., Ltd.	10,000	20,887
Nang Kuang Pharmaceutical Co., Ltd.	25,351	33,605
Nishoku Technology, Inc.	49,151	138,736
PChome Online, Inc.	35,116	200,529
Pou Chen Corp.	50,000	66,879
Powertech Technology, Inc.	231,000	722,543
Radiant Opto-Electronics Corp.	347,917	853,176
Sampo Corp.	234,000	111,956
Sanyang Motor Co., Ltd.	283,590	208,143
Sheng Yu Steel Co., Ltd.	62,602	59,581
Sigurd Microelectronics Corp.	215,000	269,146
Sinmag Equipment Corp.	30,400	169,949
Sunrex Technology Corp.	105,473	60,049
Taiwan Semiconductor Manufacturing Co., Ltd.	59,000	497,788
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	400,355	17,519,535
Taiwan Styrene Monomer	326,000	242,065
Teco Electric and Machinery Co., Ltd.	235,689	199,661
Tripod Technology Corp.	68,933	225,781
United Integrated Services Co., Ltd.	127,190	284,418
Universal Vision Biotechnology Co., Ltd.	175,935	190,676
Walsin Lihwa Corp.	599,013	363,636
Walton Advanced Engineering, Inc.	343,311	168,965
Wowprime Corp.	47,773	209,725
YC INOX Co., Ltd.	88,217	79,270
Yungtay Engineering Co., Ltd.	124,000	236,458
Zeng Hsing Industrial Co., Ltd.	33,024	148,940
		31,233,337
Thailand — 0.2%
AAPICO Hitech PCL, Class F	170,509	186,758
Advanced Info Service PCL, Class F	81,712	522,622
Ananda Development PCL, Class F	1,709,538	211,027
Asia Plus Group Holdings PCL, Class F	1,172,596	93,748
Bangkok Bank PCL	29,869	188,174
Bangkok Bank PCL - Foreign Registered Shares	116,007	801,328
Beauty Community PCL, Class F	134,900	91,889
BEC World PCL	115,400	45,392
Kasikornbank PCL, Class F	14,200	96,271
KGI Securities Thailand PCL	1,328,295	144,426
Kiatnakin Bank PCL, Class F	64,500	162,436
Land and Houses PCL	390,255	129,794
MBK PCL, Class F	2,074,735	1,486,219
Mega Lifesciences PCL, Class F	181,218	240,504
Padaeng Industry PCL, Class F	278,959	119,541
Quality Houses PCL, Class F	1,654,285	156,594
Sansiri PCL, Class F	9,011,397	835,723

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Somboon Advance Technology PCL	291,900	$193,231
Syntec Construction PCL, Class F	1,013,600	162,072
United Paper PCL, Class F	65,000	22,865
Univentures PCL, Class F	2,026,686	605,997
Vinythai PCL	104,455	110,234
		6,606,845
Turkey — 0.1%
Aksigorta AS	176,285	180,516
Anadolu Cam Sanayii AS	38,125	32,469
Anel Elektrik Proje Taahhut ve Ticaret AS	192,611	156,225
BIM Birlesik Magazalar AS	6,531	119,022
Ford Otomotiv Sanayi AS	30,193	476,776
KOC Holding AS	87,997	364,452
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	39,703	37,436
Tekfen Holding AS	287,559	1,242,714
Tofas Turk Otomobil Fabrikasi AS	13,831	94,794
Turkiye Garanti Bankasi AS	26,286	72,889
Turkiye Vakiflar Bankasi TAO	144,844	238,983
		3,016,276
Ukraine — 0.1%
MHP SA - GDR - OTC Shares	288,550	3,940,133

United Kingdom — 4.4%
3i Group plc	108,981	1,315,844
Abcam plc	11,908	207,227
Admiral Group plc	29,202	756,220
Anglo American plc	69,668	1,627,592
Ashtead Group plc	13,315	363,079
ASOS plc (a)	933	91,286
Associated British Foods plc	13,753	480,805
AstraZeneca plc	2,090	143,753
Auto Trader Group plc (c)	23,627	116,302
Aviva plc	20,220	140,908
BAE Systems plc	95,068	776,559
Barclays plc	885,911	2,587,273
Barratt Developments plc	90,894	677,051
BBA Aviation plc	34,054	153,335
Bellway plc	8,093	346,692
Belmond, Ltd., Class A (a)	51,417	573,299
Berkeley Group Holdings plc (UNIT)	11,436	608,665
BHP Billiton plc	93,061	1,835,726
BP plc	657,995	4,430,607
British American Tobacco plc	3,078	178,681
Britvic plc	3,764	36,081
BT Group plc	3,401,412	10,868,581
Bunzl plc	40,364	1,187,253
Burberry Group plc	10,705	254,931
Capita plc	67,196	135,990
Carnival plc	9,475	610,531

39

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Close Brothers Group plc	10,692	$215,576
CNH Industrial NV	91,521	1,132,293
Compass Group plc	70,734	1,445,392
ConvaTec Group plc (c)	209,930	587,400
Croda International plc	629	40,364
Daily Mail & General Trust plc, Class A	39,432	357,580
Dechra Pharmaceuticals plc	2,956	109,032
Delphi Technologies plc	1,038	49,461
Devro plc	46,851	128,775
Diageo plc	294,134	9,950,579
Dialog Semiconductor plc (a)	5,630	133,833
Dixons Carphone plc	248,942	652,502
DS Smith plc	12,602	83,321
easyJet plc	35,725	805,389
Ensco plc, Class A	32,610	143,158
Ferroglobe plc (a)	8,489	91,087
Ferroglobe plc - ENT (a) (b) (d)	17,904	—
Fiat Chrysler Automobiles NV	28,518	584,730
Fiat Chrysler Automobiles NV - NYSE Shares	19,238	394,764
Flybe Group plc (a)	694,220	326,525
Foxtons Group plc	192,064	219,328
G4S plc	240,485	838,429
Gem Diamonds, Ltd. (a)	124,126	156,863
GKN plc	77,896	506,464
GlaxoSmithKline plc	1,651	32,076
GVC Holdings plc	30,605	395,054
Hammerson plc - REIT	8,002	60,326
Hansteen Holdings plc - REIT	29,167	52,290
Hays plc	260,431	688,687
HomeServe plc	84,274	873,630
Howden Joinery Group plc	119,926	776,195
HSBC Holdings plc - LSE Shares	18,359	171,617
HSBC Holdings plc - SEHK Shares	59,373	563,215
Hummingbird Resources plc (a)	143,127	66,310
IG Group Holdings plc	44,708	501,013
IMI plc	3,899	59,181
Imperial Brands plc	3,277	111,675
Inchcape plc	68,216	661,815
Indivior plc (a)	52,271	299,177
Informa plc	46,035	464,545
Inmarsat plc	20,372	103,648
InterContinental Hotels Group plc	126,612	7,592,112
International Consolidated Airlines Group SA	1,501,091	12,964,742
International Personal Finance plc	68,550	220,573
Intertek Group plc	95,529	6,252,853
ITV plc	288,561	584,491
J D Wetherspoon plc	8,364	133,844
Janus Henderson Group plc	6,910	228,151
JD Sports Fashion plc	47,148	222,075
John Wood Group plc	30,884	234,275
Jupiter Fund Management plc	37,282	246,973
Just Eat plc (a)	43,829	429,859
Land Securities Group plc - REIT	10,305	135,677

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Liberty Global plc, Class A (a)	24,026	$752,254
Liberty Global plc, Class C (a)	27,564	838,772
LivaNova plc (a)	6,122	541,797
Lloyds Banking Group plc	20,684,701	18,796,182
London Stock Exchange Group plc	2,161	125,217
Luceco plc (c)	69,500	50,732
Man Group plc	121,969	294,165
McCarthy & Stone plc (c)	33,076	67,097
Merlin Entertainments plc (c)	207,276	1,008,738
Michael Kors Holdings, Ltd. (a)	14,398	893,828
Michelmersh Brick Holdings plc	445,773	572,339
Micro Focus International plc - ADR	9,734	136,665
Moneysupermarket.com Group plc	97,888	394,156
National Express Group plc	17,007	92,409
National Grid plc	16,434	184,814
Nex Group plc	68,261	940,577
Next plc	6,804	454,741
Non-Standard Finance plc (c)	85,726	76,141
Old Mutual plc	118,544	398,620
Pagegroup plc	60,995	459,650
Paragon Group of Co. plc	53,220	351,726
Pendragon plc	1,288,275	419,479
Persimmon plc	20,602	732,451
Petrofac, Ltd.	9,257	65,934
Pets at Home Group plc	62,429	148,216
Provident Financial plc	21,426	205,094
QinetiQ Group plc	48,585	140,777
Reckitt Benckiser Group plc	69,578	5,895,965
RELX plc	58,711	1,208,012
Rightmove plc	24,372	1,487,628
Rio Tinto plc	93,132	4,728,483
Rio Tinto, Ltd.	2,908	163,447
Rockhopper Exploration plc (a)	332,981	107,821
Rolls Royce Holdings plc - LSE Shares (a)	83,052	1,017,249
Rotork plc	22,500	89,781
Royal Bank of Scotland Group plc (a)	187,981	684,098
Saga plc	18,749	29,710
Sage Group plc (The)	936,445	8,413,077
Segro plc - REIT	13,225	111,672
Serco Group plc (a)	270,083	334,440
Sky plc	22,377	407,428
Smith & Nephew plc	41,480	775,424
Spectris plc	14,811	560,618
SSP Group plc	102,344	879,062
St James's Place plc	23,386	357,024
Stagecoach Group plc	84,965	157,607
Standard Chartered plc	44,251	443,101
Standard Life Aberdeen plc	96,820	489,277
Stolt-Nielsen, Ltd.	1,592	19,506
TalkTalk Telecom Group plc	56,142	91,396
Taylor Wimpey plc	240,836	624,742
TechnipFMC plc	2,993	87,173
Tesco plc	459,716	1,328,361

41

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Thomas Cook Group plc	502,259	$833,647
TP ICAP plc	2,825	17,726
Travis Perkins plc	1,891	32,777
Unilever plc	119,744	6,653,782
Venator Materials plc (a)	3,043	55,048
Vodafone Group plc	216,746	593,493
WH Smith plc	28,958	792,100
William Hill plc	111,054	515,183
Willis Towers Watson plc	3,976	605,107
WPP plc	34,316	545,419
ZPG plc (c)	6,255	29,525
		154,891,675
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	527,791
Total Foreign Common Stocks (Cost $1,063,697,174)		1,236,677,867
Total Common Stocks (Cost $1,632,893,245)		1,893,005,419

Participation Notes — 0.4%
HSBC Bank plc, Gree Electric Appliances, Inc., Equity Linked Notes, Expiring 12/04/18 (China) (b) (c)	8,200	62,120
HSBC Bank plc, Hangzhou Robam Appliances Co., Equity Linked Notes, Expiring 06/20/19 (China) (b) (c)	268,450	1,597,999
Morgan Stanley Asia Products Limited, Midea Group Co., Ltd., Equity Linked Notes, Expiring 07/03/18 (China) (b) (c)	111,300	990,331
UBS AG, Chongqing Brewery Co., Ltd., Equity Linked Notes, Expiring 02/11/19 (China) (b) (c)	219,073	740,138
UBS AG, Huadong Medicine Co., Ltd., Equity Linked Notes, Expiring 12/31/18 (China) (b) (c)	440,260	4,454,289
UBS AG, Midea Group Co., Ltd., Equity Linked Notes, Expiring 12/31/18 (China) (b) (c)	821,224	7,307,131
Total Participation Notes (Cost $12,946,691)		15,152,008

	Number of Contracts	Value

Right — 0.0%
Provident Financial plc, Expiring 04/09/18 (United Kingdom) (a) (Cost $167,913)	15,176	$78,994

Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	58,319	956,432
Bank of America Corp., Expiring 10/28/18 (United States) (a)	31,272	62,231
Bank of America Corp., Expiring 01/16/19 (United States) (a)	94,372	1,714,739
Capital One Financial Corp., Expiring 11/14/18 (United States) (a)	2,192	117,710
Citigroup, Inc., Expiring 01/04/19 (United States) (a)	284,129	13,070
d'Amico International Shipping SA, Expiring 06/30/22 (Luxembourg) (a)	228,133	8,758
JPMorgan Chase & Co., Expiring 10/28/18 (United States) (a)	4,084	284,042
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	126,690	3,767
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)	9,533	17,478

42

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Contracts	Value

Wells Fargo & Co., Expiring 10/28/18 (United States) (a)	11,407	$219,014
Total Warrants (Cost $2,185,822)		3,397,241

	Principal Amount	Value

Convertible Bonds — 0.0%

Industrial — 0.0%
Scorpio Tankers, Inc. (c) 2.375%, 07/01/19	$58,000	$53,070

Materials — 0.0%
TerraVia Holdings, Inc. (g) 5.000%, 10/01/19	501,400	23,285
Total Convertible Bonds (Cost $273,546)		76,355

US Treasury Bonds/Notes — 6.7%
U.S. Treasury Note 2.250%, 08/15/27	2,446,000	2,345,294
US Treasury Inflation Indexed Note 0.125%, 04/15/21	8,971,591	8,895,193
US Treasury Inflation Indexed Note 0.625%, 07/15/21	25,735,519	26,047,964
US Treasury Inflation Indexed Note 0.125%, 01/15/22	12,788,899	12,652,885
US Treasury Inflation Indexed Note 0.125%, 07/15/22	24,597,818	24,351,819
US Treasury Inflation Indexed Note 0.375%, 07/15/23	12,592,561	12,551,845
US Treasury Note 1.625%, 04/30/19	25,908,000	25,761,255
US Treasury Note 1.375%, 05/31/20	27,449,000	26,896,803
US Treasury Note 2.250%, 03/31/21	23,157,000	23,055,688
US Treasury Note 1.750%, 04/30/22	24,306,000	23,590,112
US Treasury Note 1.500%, 03/31/23	21,575,000	20,496,250
US Treasury Note 2.500%, 05/15/24	5,791,000	5,742,591
US Treasury Note 2.125%, 05/15/25	8,668,000	8,347,352
US Treasury Note 2.000%, 11/15/26	16,184,000	15,263,535
Total US Treasury Bonds/Notes (Cost $240,654,176)		235,998,586

43

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Acquired Funds — 21.7%

Exchange-Traded Funds (ETFs) — 4.6%
Energy Select Sector SPDR Fund	573,000	$38,625,930
Financial Select Sector SPDR Fund	647,000	17,837,790
Vanguard FTSE Developed Markets ETF	837,173	37,044,905
Vanguard S&P 500 ETF	282,570	68,404,546
		161,913,171
Private Investment Funds (h) — 17.1%
Adage Capital Partners, LP (a) (b) (d) (f)		52,776,454
Canyon Value Realization Fund, LP (a) (b) (d) (f)		91,426,659
Convexity Capital Offshore, LP (a) (b) (d) (f)		22,736,074
Cumulus Fund, Ltd. (a) (b) (d) (f)	70,379	39,876,081
Farallon Capital Institutional Partners, LP (a) (b) (d) (f)		2,957,073
GSA Trend Fund, Ltd. (a) (b) (d) (f)	552,831	49,924,489
Honeycomb Partners, LP (a) (b) (d) (f)		63,712,129
Hudson Bay International, Ltd. (a) (b) (d) (f)	22,500	25,112,238
Lansdowne Developed Markets Fund, Ltd. (a) (b) (d) (f)	160,534	104,950,355
Latimer Light Partners, LP (a) (b) (d) (f)		45,217,307
Man AHL Short Term Trading Limited (a) (b) (d) (f)	19,713,233	19,947,454
OZ Domestic Partners, LP (a) (b) (d) (f)		171,894
QVT Roiv Hldgs Onshore, Ltd. (a) (b) (d) (f)	3,114	3,234,045
Soroban Cayman Fund, Ltd. (a) (b) (d) (f)	20,839	54,249,426
Tessera Offshore Fund, Ltd. (a) (b) (d) (f)	2,500	26,533,228
		602,824,906
Total Acquired Funds (Cost $652,674,331)		764,738,077

Publicly Traded Limited Partnerships — 0.0%
KKR & Co., LP	16,716	339,335
Lazard, Ltd.	19,058	1,001,688
Total Publicly Traded Limited Partnerships (Cost $1,284,265)		1,341,023

Preferred Stocks — 0.2%
Banco do Estado do Rio Grande do Sul SA, 5.20% (Brazil)	58,592	359,739
Bancolombia SA, 3.21% (Colombia)	19,681	207,164
Cia Ferro Ligas da Bahia - FERBASA, 5.96% (Brazil)	32,852	211,056
Hyundai Motor Co., Ltd., 4.34% (South Korea)	1,320	115,294
Itausa - Investimentos Itau SA, 4.95% (Brazil)	45,171	188,677
Itausa - Investimentos Itau SA- ENT, 4.95% (Brazil) (b)	1,061	4,432
Porsche Automobil Holding SE, 1.42% (Germany)	3,722	309,478
Samsung SDI Co., Ltd., 1.69% (South Korea)	1,371	2,623,923
Saraiva SA Livreiros Editores, 3.81% (Brazil)	55,100	77,774
Schaeffler AG, 4.35% (Germany)	37,277	575,608
Transneft PJSC, 4.67% (Russia)	17	52,658
Transneft PJSC- MICEX Shares, 4.67% (Russia)	155	477,564

44

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Volkswagen AG, 1.21% (Germany)	4,425	$880,149
Total Preferred Stocks (Cost $4,499,724)		6,083,516

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (a) (b) (d) (f) (Cost $0)	260,322	$400,896

	Principal Amount	Value

Short-Term Investments — 19.3%

Repurchase Agreement — 7.0%
Fixed Income Clearing Corp. issued on 03/29/18 (proceeds at maturity $246,064,520) (collateralized by US Treasury Inflation Indexed Note, due 07/15/24 with a total par value of $225,315,000 and a total market value $229,280,093 and US Treasury Notes, due 08/15/24 with a total par value of $22,050,000 and a total market value of $21,700,023) 0.280%, 04/02/18 (Cost $246,056,865)	$246,056,865	$246,056,865

US Treasury Bills (i) — 12.3%
US Treasury Bill, due on 04/12/18 (j)	100,000,000	99,963,028
US Treasury Bill, due on 05/10/18 (j)	30,000,000	29,957,409
US Treasury Bill, due on 05/17/18 (j)	40,000,000	39,929,492
US Treasury Bill, due on 05/31/18 (j)	30,000,000	29,917,974
US Treasury Bill, due on 06/07/18 (j)	75,000,000	74,771,507
US Treasury Bill, due on 06/14/18 (j) (k) (l)	60,000,000	59,798,304
US Treasury Bill, due on 09/13/18 (j) (k) (l)	100,000,000	99,153,177

Total US Treasury Bills (Cost $433,550,307)		433,490,891
Total Short-Term Investments (Cost $679,607,172)		679,547,756
Total Purchased Options – 0.2% (Cost $1,968,454)		4,969,440

Total Investments — 102.4% (Cost $3,229,155,339)		$3,604,789,311
Liabilities in Excess of Other Assets — (2.4)%		(85,631,227)
Net Assets — 100.0%		$3,519,158,084

45

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Securities Sold Short — (2.2)%

Common Stocks — (2.2)%

US Common Stocks — (1.2)%

Aerospace & Defense — (0.1)%
HEICO Corp.	(3,423)	$(297,151)
TransDigm Group, Inc.	(3,578)	(1,098,231)
		(1,395,382)
Airlines — (0.0)%
Delta Air Lines, Inc.	(5,081)	(278,490)
Southwest Airlines Co.	(3,884)	(222,476)
		(500,966)
Automobiles — (0.0)%
General Motors Co.	(4,015)	(145,905)
Thor Industries, Inc.	(198)	(22,804)
		(168,709)
Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc. (a)	(15,668)	(1,281,329)
Alnylam Pharmaceuticals, Inc. (a)	(3,045)	(362,660)
BioMarin Pharmaceutical, Inc. (a)	(9,653)	(782,569)
Gilead Sciences, Inc.	(541)	(40,786)
Incyte Corp. (a)	(9,398)	(783,135)
Ionis Pharmaceuticals, Inc. (a)	(1,675)	(75,131)
Neurocrine Biosciences, Inc. (a)	(2,283)	(189,329)
OPKO Health, Inc. (a)	(31,395)	(99,522)
Seattle Genetics, Inc. (a)	(10,139)	(530,675)
Syneos Health, Inc. (a)	(3,545)	(125,848)
		(4,270,984)
Building Products — (0.0)%
Owens Corning	(668)	(53,707)

Capital Markets — (0.0)%
Charles Schwab Corp. (The)	(2,293)	(119,740)
Stifel Financial Corp.	(2,691)	(159,388)
		(279,128)
Chemicals — (0.1)%
Albemarle Corp.	(13,695)	(1,270,074)
Axalta Coating Systems, Ltd. (a)	(7,593)	(229,233)

46

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Valvoline, Inc.	(4,360)	$(96,487)
		(1,595,794)
Commercial Banks — (0.1)%
Bank of the Ozarks, Inc.	(13,523)	(652,755)
Chemical Financial Corp.	(8,959)	(489,878)
Sterling Bancorp	(5,827)	(131,399)
United Bankshares, Inc.	(23,440)	(826,260)
		(2,100,292)
Commercial Services & Supplies — (0.0)%
Stericycle, Inc. (a)	(7,691)	(450,154)

Communications Equipment — (0.1)%
NetScout Systems, Inc. (a)	(959)	(25,270)
ViaSat, Inc. (a)	(19,994)	(1,314,006)
		(1,339,276)
Computers & Peripherals — (0.0)%
Seagate Technology plc	(6,826)	(399,458)

Containers & Packaging — (0.0)%
Ball Corp.	(10,275)	(408,020)

Diversified Telecommunication Services — (0.0)%
CenturyLink, Inc.	(10,796)	(177,378)

Electric Utilities — (0.0)%
FirstEnergy Corp.	(1,960)	(66,660)
PPL Corp.	(26,306)	(744,197)
		(810,857)
Electronic Equipment, Instruments & Components — (0.0)%
Belden, Inc.	(15,158)	(1,044,993)
Coherent, Inc. (a)	(510)	(95,574)
		(1,140,567)
Energy Equipment & Services — (0.0)%
Nabors Industries, Ltd.	(90,427)	(632,085)
Rowan Cos plc (a)	(9,794)	(112,214)
RPC, Inc.	(6,318)	(113,914)
		(858,213)

47

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Food Products — (0.0)%
Hain Celestial Group, Inc. (The) (a)	(10,176)	$(326,336)
Post Holdings, Inc. (a)	(3,398)	(257,432)
TreeHouse Foods, Inc. (a)	(8,099)	(309,949)
		(893,717)
Health Care Equipment & Supplies — (0.0)%
NuVasive, Inc. (a)	(4,851)	(253,271)

Health Care Providers & Services — (0.2)%
Acadia Healthcare Co., Inc. (a)	(14,881)	(583,038)
Brookdale Senior Living, Inc. (a)	(31,783)	(213,264)
DexCom, Inc. (a)	(31,842)	(2,361,403)
Envision Healthcare Corp. (a)	(27,831)	(1,069,545)
Premier, Inc., Class A (a)	(39,275)	(1,229,700)
		(5,456,950)
Health Care Technology — (0.0)%
Medidata Solutions, Inc. (a)	(3,043)	(191,131)

Hotels, Restaurants & Leisure — (0.0)%
International Game Technology plc	(1,018)	(27,211)
Papa John's International, Inc.	(3,353)	(192,127)
Scientific Games Corp. (a)	(12,658)	(526,573)
		(745,911)
Insurance — (0.0)%
Hanover Insurance Group, Inc. (The)	(393)	(46,331)
Hartford Financial Services Group, Inc. (The)	(7,804)	(402,062)
Kemper Corp.	(6,748)	(384,636)
Travelers Companies, Inc. (The)	(406)	(56,377)
		(889,406)
Internet & Catalog Retail — (0.0)%
Liberty Expedia Holdings, Inc. (a)	(457)	(17,951)
Liberty Interactive Corp. QVC Group (a)	(10,603)	(266,878)
		(284,829)
Internet Software & Services — (0.0)%
eBay, Inc. (a)	(643)	(25,874)
Pandora Media, Inc. (a)	(52,313)	(263,134)
Zillow Group, Inc., Class C (a)	(9,612)	(517,126)
		(806,134)

48

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

IT Services — (0.0)%
First Data Corp., Class A (a)	(4,329)	$(69,264)
Gartner, Inc. (a)	(3,723)	(437,899)
Square, Inc., Class A (a)	(3,272)	(160,982)
		(668,145)
Machinery — (0.1)%
Wabtec Corp.	(14,780)	(1,203,092)
Welbilt, Inc. (a)	(13,632)	(265,143)
		(1,468,235)
Media — (0.0)%
Chesapeake Energy CorpMeredith Corp.	(6,380)	(343,244)
Comcast Corp., Class A	(644)	(22,005)
Discovery Communications, Inc., Class A (a)	(22,797)	(488,540)
New York Times Co. (The)	(1,140)	(27,136)
		(880,925)
Metals & Mining — (0.1)%
Allegheny Technologies, Inc. (a)	(47,013)	(1,113,268)
Royal Gold, Inc.	(5,964)	(512,129)
United States Steel Corp.	(1,382)	(48,633)
		(1,674,030)
Multi-Utilities — (0.0)%
Ameren Corp.	(5,817)	(329,417)
Black Hills Corp.	(1,436)	(77,975)
Consolidated Edison, Inc.	(787)	(61,339)
DTE Energy Co.	(2,242)	(234,065)
		(702,796)
Oil, Gas & Consumable Fuels — (0.1)%
Callon Petroleum Co. (a)	(55,121)	(729,802)
Centennial Resource Development, Inc., Class A (a)	(6,251)	(114,706)
Cheniere Energy, Inc. (a)	(26,437)	(1,413,058)
Chevron Corp.	(461)	(52,572)
Extraction Oil & Gas, Inc. (a)	(37,548)	(430,300)
Hess Corp.	(19,109)	(967,298)
Newfield Exploration Co. (a)	(1,592)	(38,877)
Noble Energy, Inc.	(1,125)	(33,841)
RSP Permian, Inc. (a)	(1,005)	(47,114)
SM Energy Co.	(28,631)	(516,217)
Targa Resources Corp.	(1,193)	(52,492)
		(4,396,277)

49

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Personal Products — (0.0)%
Coty, Inc., Class A	(46,679)	$(854,226)

Pharmaceuticals — (0.0)%
Allergan plc	(3,612)	(607,863)
Prestige Brands Holdings, Inc. (a)	(15,954)	(537,969)
		(1,145,832)
Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc. (a)	(61,205)	(615,110)
Cree, Inc. (a)	(12,814)	(516,532)
Cypress Semiconductor Corp.	(34,690)	(588,342)
Skyworks Solutions, Inc.	(332)	(33,286)
		(1,753,270)
Software — (0.0)%
Dell Technologies, Inc., Class V (a)	(366)	(26,795)
FireEye, Inc. (a)	(28,091)	(475,581)
Guidewire Software, Inc. (a)	(3,223)	(260,515)
Splunk, Inc. (a)	(983)	(96,717)
Ultimate Software Group, Inc. (The) (a)	(1,572)	(383,096)
		(1,242,704)
Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	(4,165)	(493,761)
CarMax, Inc. (a)	(6,760)	(418,714)
L Brands, Inc.	(27,416)	(1,047,565)
Mattel, Inc.	(7,114)	(93,549)
Office Depot, Inc.	(90,362)	(191,269)
Penske Automotive Group, Inc.	(1,163)	(51,556)
		(2,296,414)
Trading Companies & Distributors — (0.0)%
NOW, Inc. (a)	(20,651)	(211,053)
Total US Common Stocks (Proceeds $41,943,887)		(42,764,141)

Foreign Common Stocks — (1.0)%

Australia — (0.1)%
AMP, Ltd.	(92,156)	(355,014)
Atlassian Corp. plc, Class A (a)	(6,936)	(373,990)
Boral, Ltd.	(104,832)	(603,099)
Challenger, Ltd.	(3,362)	(30,023)
Healthscope, Ltd.	(44,557)	(66,501)
Magellan Financial Group, Ltd.	(10,979)	(203,183)

50

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

REA Group, Ltd.	(751)	$(45,932)
SEEK, Ltd.	(19,409)	(279,280)
TPG Telecom, Ltd.	(24,752)	(105,299)
Vocus Group, Ltd.	(75,353)	(129,686)
		(2,192,007)
Austria — (0.0)%
ams AG	(3,873)	(405,454)

Belgium — (0.0)%
Anheuser-Busch InBev SA/NV	(4,972)	(546,436)
Telenet Group Holding NV (a)	(1,753)	(117,164)
		(663,600)
Bermuda — (0.0)%
Assured Guaranty, Ltd.	(662)	(23,964)
Everest Re Group, Ltd.	(613)	(157,431)
		(181,395)
Denmark — (0.1)%
AP Moller - Maersk A/S	(374)	(582,998)
Chr Hansen Holding A/S	(2,928)	(252,986)
Genmab A/S (a)	(1,594)	(343,164)
ISS A/S	(1,655)	(61,414)
Pandora A/S	(1,972)	(213,760)
		(1,454,322)
Finland — (0.0)%
Amer Sports Oyj (a)	(12,248)	(378,029)
Huhtamaki Oyj	(4,551)	(199,885)
Nokia Oyj	(5,439)	(30,065)
Orion Oyj, Class B	(1,513)	(46,350)
		(654,329)
France — (0.1)%
Accor SA	(4,807)	(259,671)
Bollore SA	(31,505)	(168,136)
Edenred SA	(11,656)	(405,585)
Electricite de France SA	(84,630)	(1,227,210)
Iliad SA	(569)	(117,775)
Ipsen SA	(371)	(57,609)
JCDecaux SA	(3,171)	(110,671)
Suez	(9,789)	(141,963)
Technicolor SA	(47,367)	(80,252)
		(2,568,872)

51

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Germany — (0.0)%
Deutsche Bank AG	(4,879)	$(68,029)
GEA Group AG	(7,111)	(302,514)
Sartorius AG	(2,241)	(313,190)
Wirecard AG	(439)	(51,893)
Zalando SE (a) (c)	(5,542)	(302,337)
		(1,037,963)
Ireland — (0.1)%
Alkermes plc (a)	(15,447)	(895,308)
Endo International plc (a)	(3,780)	(22,454)
James Hardie Industries plc	(27,041)	(477,727)
		(1,395,489)
Italy — (0.0)%
BPER Banca	(45,422)	(253,724)
Brembo SpA	(7,792)	(120,630)
Buzzi Unicem SpA	(6,426)	(150,598)
Ferrari NV	(661)	(79,618)
Finmeccanica SpA	(21,456)	(248,151)
Recordati SpA	(4,623)	(171,306)
Saipem SpA (a)	(48,049)	(188,893)
Unione di Banche Italiane SpA	(21,773)	(99,667)
		(1,312,587)
Japan — (0.2)%
Acom Co., Ltd. (a)	(69,900)	(311,382)
AEON Financial Service Co., Ltd.	(7,300)	(167,741)
Bank of Kyoto, Ltd. (The)	(3,800)	(212,133)
Calbee, Inc.	(5,100)	(168,714)
Chugoku Electric Power Co., Inc. (The)	(29,200)	(351,810)
CyberAgent, Inc.	(1,000)	(49,716)
FamilyMart Co., Ltd.	(2,500)	(210,516)
Fukuoka Financial Group, Inc.	(19,000)	(102,317)
Hokuriku Electric Power Co. (a)	(31,800)	(270,168)
Isetan Mitsukoshi Holdings, Ltd.	(5,900)	(65,096)
Kansai Paint Co., Ltd.	(18,400)	(428,506)
Keikyu Corp.	(18,400)	(319,910)
Kikkoman Corp.	(900)	(36,201)
Kintetsu Group Holdings Co., Ltd.	(800)	(31,164)
Kyushu Electric Power Co., Inc.	(26,800)	(319,368)
LINE Corp. (a)	(2,000)	(79,132)
Marui Group Co., Ltd.	(13,500)	(275,062)
Mitsubishi Materials Corp.	(1,900)	(57,140)
Mitsui OSK Lines, Ltd.	(1,100)	(31,634)
MonotaRO Co., Ltd.	(13,400)	(481,068)
Nagoya Railroad Co., Ltd.	(2,000)	(50,674)
NGK Spark Plug Co., Ltd.	(9,300)	(224,011)

52

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Nippon Paint Holdings Co., Ltd.	(18,000)	$(660,589)
Odakyu Electric Railway Co., Ltd.	(18,900)	(382,423)
Ricoh Co., Ltd.	(37,400)	(369,413)
Sawai Pharmaceutical Co., Ltd.	(1,100)	(48,278)
Seven Bank, Ltd.	(32,100)	(102,269)
Shimano, Inc.	(2,800)	(403,665)
Shizuoka Bank, Ltd. (The)	(3,000)	(28,363)
Sony Financial Holdings, Inc.	(27,100)	(493,075)
Sosei Group Corp. (a)	(2,700)	(223,805)
Suruga Bank, Ltd.	(28,000)	(386,561)
T&D Holdings, Inc.	(12,100)	(192,010)
Toho Gas Co., Ltd.	(1,200)	(36,878)
Toray Industries, Inc.	(12,800)	(121,077)
Toyota Industries Corp.	(3,500)	(211,832)
Yakult Honsha Co., Ltd.	(1,000)	(73,963)
Yamato Holdings Co., Ltd.	(11,900)	(298,437)
Yokohama Rubber Co., Ltd. (The)	(1,300)	(30,092)
		(8,306,193)
Luxembourg — (0.1)%
Eurofins Scientific SE	(391)	(206,689)
Millicom International Cellular SA	(5,810)	(396,776)
SES SA	(2,064)	(27,963)
Tenaris SA	(87,295)	(1,509,204)
		(2,140,632)
Netherlands — (0.1)%
Altice NV, Class A (a)	(49,064)	(405,806)
Boskalis Westminster	(13,299)	(389,875)
Koninklijke Vopak NV	(9,440)	(463,785)
OCI NV (a)	(21,469)	(497,100)
QIAGEN NV (a)	(9,117)	(294,520)
SBM Offshore NV	(9,970)	(159,827)
		(2,210,913)
Norway — (0.0)%
Schibsted ASA, Class A	(4,797)	(134,710)
Yara International ASA	(4,707)	(199,960)
		(334,670)
Papua New Guinea — (0.0)%
Oil Search, Ltd.	(41,050)	(226,829)

Portugal — (0.0)%
Banco Comercial Portugues SA (a)	(94,173)	(31,586)

53

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Singapore — (0.0)%
Keppel Corp., Ltd.	(5,400)	$(32,244)
SATS, Ltd.	(11,000)	(43,250)
Singapore Press Holdings, Ltd.	(124,200)	(239,655)
		(315,149)
South Africa — (0.0)%
Mediclinic International plc	(3,781)	(31,929)

Spain — (0.0)%
Bankia SA	(78,253)	(350,690)
Cellnex Telecom SA (c)	(15,985)	(427,294)
Grifols SA	(1,205)	(34,132)
		(812,116)
Sweden — (0.0)%
Getinge AB	(7,510)	(85,480)
Hexpol AB	(15,395)	(142,808)
Telefonaktiebolaget LM Ericsson	(113,111)	(717,789)
		(946,077)
Switzerland — (0.1)%
Aryzta AG (a)	(17,175)	(382,206)
Credit Suisse Group AG (a)	(5,381)	(90,290)
Transocean, Ltd. (a)	(35,898)	(355,390)
Vifor Pharma AG	(4,385)	(676,281)
Weatherford International plc (a)	(247,224)	(566,143)
		(2,070,310)
United Kingdom — (0.1)%
Balfour Beatty plc	(8,223)	(30,911)
BTG plc (a)	(10,274)	(97,590)
Capita plc	(63,087)	(127,674)
ConvaTec Group plc (c)	(110,144)	(308,191)
Ensco plc, Class A	(101,642)	(446,208)
Greene King plc	(4,685)	(31,006)
Hargreaves Lansdown plc	(1,296)	(29,744)
Inmarsat plc	(86,264)	(438,890)
John Wood Group plc	(94,715)	(718,473)
Merlin Entertainments plc (c)	(35,823)	(174,338)
Micro Focus International plc	(6,956)	(97,317)
Petrofac, Ltd.	(12,806)	(91,213)

54

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

	Number of Shares	Value

Provident Financial plc	(4,119)	$(39,428)
Subsea 7 SA	(3,671)	(46,913)
Tesco plc	(305,060)	(881,479)
United Utilities Group plc	(21,931)	(220,355)
		(3,779,730)
Total Foreign Common Stocks (Proceeds $32,904,629)		(33,072,152)
Total Common Stocks (Proceeds $74,848,516)		(75,836,293)
Total Securities Sold Short (Proceeds $74,848,516)		$(75,836,293)

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts

	Equity-Related
325	MSCI EAFE	$32,622,640	$32,509,750	$(112,890)
82	S&P 500 e-Mini Index	11,159,250	10,836,300	(322,950)
				(435,840)
	Short Financial Futures Contracts

	Foreign Currency-Related
(331)	June 2018 Japanese Yen	(39,161,095)	(39,072,481)	88,614
	Equity-Related
(220)	MSCI Emerging Markets	(13,473,500)	(13,065,800)	407,700
				$60,474

Forward Currency Contracts

		Contract Amount

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

04/04/2018	Goldman Sachs International	USD	8,873,195	CNH	56,540,000	$(8,363)
04/24/2018	Goldman Sachs International	CNH	56,540,000	USD	8,985,823	21,009
05/04/2018	Barclays Bank plc	USD	6,000,000	CNH	42,516,000	(769,525)
05/29/2018	Goldman Sachs International	USD	8,000,000	CNH	56,540,000	(991,499)
07/12/2018	Goldman Sachs International	USD	6,000,000	CNH	41,828,400	(639,065)
07/27/2018	Goldman Sachs International	USD	17,000,000	CNH	117,257,500	(1,599,613)
08/22/2018	Goldman Sachs International	USD	5,000,000	CNH	34,145,000	(410,266)
10/22/2018	Goldman Sachs International	USD	9,000,000	CNH	61,002,000	(641,699)

55

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

Forward Currency Contracts

		Contract Amount

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

11/19/2018	Goldman Sachs International	USD	28,232,916	CNH	191,701,500	(2,034,682)
						(7,073,703)

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Depreciation

Total Return Swap Contracts

Long Total Return Swap Contracts
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited - KCP Long Segregated Portfolio (d)	USD	Monthly	$205,919,880	$(325,093)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited - KCP Short Segregated Portfolio (d)	USD	Monthly	30,000,001	(45,814)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.28%	Alphas Managed Accounts Platform LXIII Limited - KGCP Long Segregated Portfolio (d)	USD	Monthly	76,340,206	(116,424)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.28%	Alphas Managed Accounts Platform LXIII Limited - KGCP Short Segregated Portfolio (d)	USD	Monthly	30,000,001	(44,193)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.45%	Alphas Managed Accounts Platform LXV Limited - Clinton Quantitative Segregated Portfolio (d)	USD	Monthly	96,810,424	(142,500)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.45%	Alphas Managed Accounts Platform LXVI Limited - Welton Nexus Segregated Portfolio (d)	USD	Monthly	43,298,155	(68,523)
							$(742,547)

The following table represents a portion of the underlying total return swaps and other positions in the KCP Long Segregated Portfolio total return basket swap as of March 31, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Russell 2000 Index	53,315	$6,890,128	3.35%
S&P 500 Index	95,040	49,631,355	24.14%

56

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
S&P Midcap 400 Index	38,534	$6,999,993	3.40%
Cash and other (o)		142,073,311	69.11%

The following table represents a portion of the underlying total return swaps and other positions in the KGCP Long Segregated Portfolio total return basket swap as of March 31, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
DJ STOXX Large 200	12,060	$(203,898)	(0.27)%
DJ STOXX Small 200	9,774	609,888	0.80%
MSCI Emerging Markets EMEA Index	4,101	319,977	0.42%
MSCI Australia NR	428	271,419	0.36%
MSCI Canada NR Index	505	298,714	0.39%
MSCI China NR	54,341	572,338	0.75%
MSCI EM Latin America	2,264	289,932	0.38%
MSCI Emerging Markets	8,674	1,098,361	1.44%
MSCI Emerging Markets Asia	12,135	2,334,783	3.06%
MSCI Europe Net Total Return	36,184	1,458,348	1.91%
MSCI Hong Kong NR Index	88	263,797	0.35%
MSCI International Denmark Net Index	131	7,979	0.01%
MSCI International Norway Net Index	149	45,649	0.06%
MSCI International Sweden Net Index	159	129,551	0.17%
MSCI Japan Islamic Index	350,386	1,766,355	2.32%
MSCI Singapore NR	82	85,424	0.11%
MSCI Switzerland NR	787	244,278	0.32%
MSCI United Kingdom NR	284	557,533	0.73%
MSCI USA Index	5,892	8,980,073	11.78%
Russell 2000 Index	12,532	1,095,300	1.44%
S&P 500 Index	3,238	557,522	0.73%
S&P Midcap 400 Index	7,654	1,019,983	1.34%
Topix Index	48,059	53,791	0.07%
Cash and other (o)		54,366,685	71.33%

The following table represents a portion of the underlying total return swaps and other positions in the Clinton Quantitative Segregated Portfolio total return basket swap as of March 31, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Acer, Inc.	(770,814)	$(174,870)	(0.18)%
AGL Energy, Ltd.	150,974	(217,558)	(0.23)%
Alfa SAB de CV	(965,868)	(132,723)	(0.14)%
Aristocrat Leisure, Ltd.	135,745	273,716	0.28%
Avery Dennison Corp.	29,345	(146,503)	(0.15)%
B3 SA - Brasil Bolsa Balcao	487,210	174,740	0.18%
Banco Santander Brasil SA	184,627	431,557	0.45%
Bellway plc	29,334	(156,248)	(0.16)%
Boskalis Westminster	(49,249)	327,700	0.35%
BRF SA	(411,077)	785,309	0.81%
Brilliance China Automotive	(312,018)	156,126	0.16%
China Merchants Port Holdings	(208,841)	136,421	0.14%
China Resources Land, Ltd.	(307,815)	(166,913)	(0.17)%
Cielo SA	402,630	(290,840)	(0.30)%
CJ Corp.	6,959	(137,520)	(0.14)%
Country Garden Holdings Co., Ltd.	1,048,226	319,962	0.33%

57

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Covestro AG	16,894	$(190,911)	(0.20)%
CyberAgent, Inc.	(12,997)	(186,893)	(0.19)%
Delta Electronics, Inc.	(390,305)	245,324	0.25%
DexCom, Inc.	(15,422)	(174,992)	(0.18)%
DR Softech & Industries, Ltd.	25,192	(132,526)	(0.14)%
Energia Y Celulosa SA	149,145	139,942	0.14%
Formosa Petrochemical Corp.	285,756	156,611	0.16%
Fortress REIT, Ltd.	410,568	(294,431)	(0.30)%
Gentera SAB de CV	(1,564,531)	251,144	0.26%
Hiwin Technologies, Corp.	59,087	175,331	0.18%
Insulet Corp.	(13,231)	(140,043)	(0.14)%
Intrum Justitia AB	(26,386)	185,446	0.19%
K+S AG	(41,126)	(125,428)	(0.13)%
Kroton Educacional SA	(319,196)	142,748	0.15%
Largan Precision Co., Ltd.	(7,944)	130,260	0.13%
LeoVegas AB	(54,127)	144,623	0.15%
LG Display Co., Ltd.	62,525	(136,648)	(0.14)%
LIXIL Group Corp.	(21,797)	136,798	0.14%
Localiza Rent a Car SA	377,194	377,187	0.39%
Logan Property Holdings Co., Ltd.	(270,772)	(136,868)	(0.14)%
Lojas Americanas SA	(774,535)	(623,431)	(0.64)%
Mattel, Inc.	(57,586)	164,982	0.17%
Metro Bank plc	29,281	(136,470)	(0.14)%
Micro Technologies India, Ltd.	(22,168)	(227,346)	(0.24)%
Mixi, Inc.	15,143	(202,501)	(0.21)%
Phison Electronics Corp.	95,222	(166,538)	(0.17)%
Resilient REIT, Ltd.	157,007	(325,418)	(0.34)%
Sartorius AG	(4,467)	(177,181)	(0.18)%
Sunny Optical Technology Group	(80,157)	(219,064)	(0.23)%
Tauron Polska Energia SA	873,060	(136,885)	(0.14)%
Telstra Corp., Ltd.	(1,091,010)	368,950	0.38%
TIM Participacoes SA	791,273	202,430	0.21%
Tingyi Cayman Islands Holding	532,561	127,883	0.13%
Winbond Electronics Corp.	(1,198,389)	236,521	0.25%
Cash and other (p)		96,032,962	99.34%

The following table represents a portion of the underlying total return swaps and other positions in the Welton Nexus Segregated Portfolio total return basket swap as of March 31, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Air France-KLM SA	115,123	$(57,259)	(0.13)%
Aixtron	30,706	(67,188)	(0.16)%
Antofagasta plc	98,369	(30,210)	(0.07)%
Berkeley Group Holdings plc (UNIT)	23,873	(38,372)	(0.09)%
Billerud Korsnas	(78,983)	(35,162)	(0.08)%
Biotech	13,109	(30,605)	(0.07)%
BMW	9,058	34,794	0.08%
Boskalis Westminster	(43,658)	69,470	0.16%
Cie Generale des Etablissements Michelin	8,640	(66,209)	(0.15)%
Cobham	(598,556)	65,084	0.15%
Deutsche Lufthansa AG	39,913	(40,339)	(0.09)%
Eurazeo	13,585	(63,524)	(0.15)%
Europcar	(19,377)	33,061	0.08%

58

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Eutelsat Communications	43,760	$(45,794)	(0.11)%
Ferrexpo plc	138,860	(91,813)	(0.21)%
Fortressb	231,304	(71,758)	(0.17)%
Galliford	12,437	(30,014)	(0.07)%
Getinge AB	(59,961)	83,034	0.19%
Hargreaves Lansdown plc	55,613	(68,883)	(0.16)%
Infineon Technologies AG	(43,006)	77,264	0.18%
Julius Baer	(20,216)	41,984	0.10%
Just Eat plc	112,171	(60,534)	(0.14)%
Jyske Bank A/S	(14,350)	57,528	0.13%
Lundin Petroleum	(48,260)	(51,712)	(0.12)%
Mediaset Espana Comunicacion SA	40,966	(37,490)	(0.09)%
Merlin Entertainments plc	(257,204)	49,566	0.11%
Metro Bank	17,302	(49,675)	(0.11)%
Natixis	147,639	(40,345)	(0.09)%
Netcare	(116,943)	(34,579)	(0.08)%
Nordea Bank AB	(118,649)	96,602	0.22%
OCI NV	(36,664)	56,010	0.13%
Omv AG	15,499	30,132	0.07%
Partners Group Holding AG	1,727	30,212	0.07%
Reckitt Benckiser Group plc	(9,191)	(39,892)	(0.09)%
Red Electrica Corporacion	60,539	38,885	0.09%
Resilient	35,936	(48,389)	(0.11)%
Rightmove plc	20,943	42,046	0.10%
Rio Tinto plc	25,185	(38,156)	(0.09)%
Rolls Royce Holdings plc - LSE Shares	(103,313)	43,349	0.10%
Siltronic	(2,224)	39,137	0.09%
SSAB AB	221,039	(40,355)	(0.09)%
Standard Life Aberdeen plc	(203,553)	35,312	0.08%
Svenska Cellulosa AB SCA	(96,267)	(40,195)	(0.09)%
Swedish Match AB	28,360	36,412	0.08%
Swisscom	2,587	(86,495)	(0.20)%
Tarkett	(13,960)	30,299	0.07%
Tecnicas Reunidas	(15,569)	44,448	0.10%
Unilever plc	(22,148)	(64,788)	(0.15)%
Valeo	(19,161)	46,060	0.11%
Zalando SE	(14,009)	51,027	0.12%
Cash and other (p)		43,467,651	100.55%

Options Contracts

Description	Counter- party	Strike Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased option contracts

Puts
S&P 500 Index	Jefferies & Co., Inc.	2,780	05/18/2018	USD	34,800	$4,969,440	$1,968,454	$3,000,986

59

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

ADR	American Depositary Receipt
ASE	American Stock Exchange
ASX	Australian Stock Exchange
BATS	Better Alternative Trading System
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen
EAFE	Europe, Australasia, and Far East
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPDR	Standard & Poor’s Depository Receipt
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 7% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $636,365,233, which represents 18.1% of the fund's net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees. At March 31, 2018 the aggregate value of these securities was $25,986,343, representing 1% of net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2018, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	US Equity	07/01/16	$40,000,000	$52,776,454
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	23,797,936	91,426,659
Convexity Capital Offshore, LP	Relative Value	02/16/06 - 04/01/13	32,058,353	22,736,074
Cumulus Fund, Ltd.	Macro Energy	09/01/16 - 03/01/17	53,000,000	39,876,081
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	2,095,193	2,957,073

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TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2018

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
GSA Trend Fund, Ltd.	Trend Following	09/01/16 - 12/01/16	$55,000,000	$49,924,489
Honeycomb Partners, LP	Long-Short Global	07/01/16 - 07/01/17	51,000,000	63,712,129
Hudson Bay International, Ltd.	Relative Value	07/01/14	22,501,946	25,112,238
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 - 04/01/13	67,833,553	104,950,355
Latimer Light Partners, LP	Long-Short Global	10/01/15 - 01/01/16	43,088,781	45,217,307
Man AHL Short Term Trading Limited	Currency Trading	08/01/16	20,000,000	19,947,454
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	171,894
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/06	3,114,245	3,234,045
Soroban Cayman Fund, Ltd.	Long-Short Global	07/01/16 - 07/01/17	48,400,000	54,249,426
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/01/17	25,000,000	26,533,228
				602,824,906
Disputed Claims Receipt
AMR Corp.		12/09/13	—	400,896
Total (17.1% of Net Assets)				$603,225,802

(g)	Security in default.
(h)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2018. These positions are therefore grouped into their own industry classification. For any private investment fund structured as a limited partnership, no share value is included as these investments are not unitized.
(i)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(j)	Security or a portion thereof is pledged as collateral for swap contracts.
(k)	Security or a portion thereof is pledged as collateral for forward currency contracts.
(l)	Security or a portion thereof is held as initial margin for financial futures contracts.
(m)	The net unrealized appreciation/depreciation amount represents appreciation/depreciation of the individual total return swaps underlying the MAF investment.
(n)	The percent of net assets represents the net unrealized appreciation/depreciation of the individual underlying total return swaps as a percent of the ending notional amount of the MAF investment.
(o)	These balances are predominantly comprised of cash and other immaterial income and expense accruals.
(p)	These balances are predominantly comprised of cash, the remaining investment positions and immaterial income and expense accruals.

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TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2018

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2018, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC options and futures contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

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MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$805,849,206	$1,087,012,994	$143,219	$1,893,005,419
Participation Notes*	—	15,152,008	—	15,152,008
Rights*	—	78,994	—	78,994
Warrants*	3,367,238	30,003	—	3,397,241
Convertible Bonds	—	76,355	—	76,355
US Treasury Bonds/Notes	—	235,998,586	—	235,998,586
Exchange-Traded Funds	161,913,171	—	—	161,913,171
Private Investment Funds	—	—	602,824,906	602,824,906
Publicly Traded Limited Partnerships	1,341,023	—	—	1,341,023
Preferred Stocks*	—	6,083,516	—	6,083,516
Purchased Options	4,969,440	—	—	4,969,440
Disputed Claims Receipt	—	—	400,896	400,896
Short-Term Investments	—	679,547,756	—	679,547,756
Total Investments in Securities	977,440,078	2,023,980,212	603,369,021	3,604,789,311
Financial Futures Contracts - Equity Risk	407,700	—	—	407,700
Financial Futures Contracts - Foreign Currency Risk	88,614	—	—	88,614
Forward Currency Contracts - Foreign Currency Risk	—	21,009	—	21,009
Total Other Financial Instruments	496,314	21,009	—	517,323
Total Assets	$977,936,392	$2,024,001,221	$603,369,021	$3,605,306,634
Liabilities
Common Stocks Sold Short*	$(45,605,029)	$(30,231,264)	$—	$(75,836,293)
Total Securities Sold Short	(45,605,029)	(30,231,264)	—	(75,836,293)
Financial Futures Contracts - Equity Risk	(435,840)	—	—	(435,840)
Forward Currency Contracts - Foreign Currency Risk	—	(7,094,712)	—	(7,094,712)
Swap Contracts - Equity Risk	—	—	(742,547)	(742,547)
Total Other Financial Instruments	(435,840)	(7,094,712)	(742,547)	(8,273,099)
Total Liabilities	$(46,040,869)	$(37,325,976)	$(742,547)	$(84,109,392)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

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During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the fund. This does not include transfers between Level 1 investments and Level 2 investments due to the fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described earlier within Note 1, international fair value pricing of securities occurs on certain portfolio securities when available. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Balance as of March 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/31/18 for the period ended 03/31/18
Common Stocks*	$143,865	$-	$(646)	$-	$-	$143,219	$(646)
Disputed Claims Receipt	400,896	-	-	-	-	400,896	-
Private Investment Funds	607,956,269	238,476	(309,784)	-	(5,060,055)	602,824,906	(309,784)
Swap Contracts	(638,513)	(16,514,496)	(104,034)	2,980,052,951	(2,963,538,455)	(742,547)	(104,034)
Total	$607,862,517	$(16,276,020)	$(414,464)	$2,980,052,951	$(2,968,598,510)	$602,626,474	$(414,464)

* There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Swap Contracts. The swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles ("SPVs") that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

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Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2018	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks	$143,219	Last market price	Discount(%)	50% - 100%	63.42
Disputed Claims Receipt	400,896	Corporate action model	Future claim awards	4.01%	4.01%
Private Investment Funds	602,824,906	Adjusted net asset value	Manager estimated returns	(3.63)% - 0.00%	(1.53)%
			Market returns*	(0.78)% - 3.23%	1.21%

* Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended March 31, 2018. The discount and estimate of future claims for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount or estimate of future claims would result in a lower or higher fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2018. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher(lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement. The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

66

	Fair Value	Redemption Frequency	Redemption Notice Period
US Equity (a)	$52,776,454	quarterly	60 days
Multi-Strategy (b)	97,789,671	daily (93%)	2 days
Long-Short Global (c)	268,129,217	monthly (39%), quarterly (44%), 3 year rolling (17%)	45-90 days
Relative Value (d)	47,848,312	quarterly	65-90 days
Macro Energy (e)	39,876,081	monthly	30 days
Trend Following (f)	49,924,489	daily	2 days
Currency Trading (g)	19,947,454	daily	30 days
Long-Short US Small-Cap (h)	26,533,228	quarterly	45 days
Total	$602,824,906

(a)	This strategy primarily comprises long positions in US common stock.
(b)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $6,363,012 of redemption residuals.
(c)	This strategy primarily comprises long and short positions in global common stocks.
(d)	This strategy primarily seeks to exploit price differences between similar securities through both long and short positions.
(e)	This strategy primarily comprises long and short positions in commodity related instruments, with a key input being weather forecasts.
(f)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(g)	This strategy primarily comprises long and short positions in currency pairs.
(h)	This strategy primarily comprises long and short positions in in US small-cap common stocks.

3. Derivatives and Other Financial Instruments

During the period ended March 31, 2018, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securitieswith a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

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Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual stocks and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

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The fund maintained six swap contracts in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF entered into a total return swap with respect to each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays,if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. The six strategies held at period-end are described below.

KCP Long Segregated Portfolio:

The typical portfolio construction is a US focused long portfolio. The long portfolio is passive equity exposure (primarily S&P 500, S&P Midcap 400, and Russell 2000).

KCP Short Segregated Portfolio:

The typical portfolio construction is a US focused short portfolio with specific positions selected by the manager.

KGCP Long Segregated Portfolio:

The typical portfolio construction is a global focused long portfolio. The long portfolio is passive equity exposure (primarily MSCI EM and MSCI USA).

KGCP Short Segregated Portfolio:

The typical portfolio construction is a global focused short portfolio with specific positions selected by the manager.

Welton Nexus Segregated Portfolio:

The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America and Europe.

Clinton Quantitative Segregated Portfolio:

The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America, Latin America, Europe and Asia.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

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Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as thecounterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

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As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

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Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund may invest in interest only securities ("IOs"), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2018. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2018, grouped by contract type and risk exposure category:

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Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %**	Equity Risk	Quarterly Average %**	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—%	$4,969,440	0.08%	$4,969,440
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	21,009	0.00%	—	—%	21,009
Financial Futures Contracts	Due from broker for futures variation margin*	88,614	0.00%	407,700	0.01%	496,314
Total Value - Assets		$109,623		$5,377,140		$5,486,763

Liability Derivatives
Swap Contracts	Unrealized depreciation on swap contracts$	$—	—%	$(742,547)	0.02%	$(742,547)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(7,094,712)	0.18%	—	—%	(7,094,712)
Financial Futures Contracts	Due from broker for futures variation margin*	—	0.00%	(435,840)	0.01%	(435,840)
Total Value - Liabilities		$(7,094,712)		$(1,178,387)		$(8,273,099)

* Includes appreciation (depreciation) on the date the contracts are opened through March 31, 2018. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

** The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2017 to and including March 31, 2018, the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these two percentages.

4. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2018 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end. The cost of securities, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on securities, other than proceeds from securities sold short, at March 31, 2018, are as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
Investments in securities	$487,650,473	$(706,103,550)	$(218,453,077)	$3,822,956,718
Securities sold short	4,550,603	(5,538,380)	(987,777)	(74,848,516)

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	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Derivatives
Purchased option contracts	—	—	—	4,969,440
Financial futures contracts	—	—	—	60,474
Forward currency contracts	—	—	—	(7,073,703)
Swap contracts	—	—	—	(742,547)

The difference between the tax cost of securities and the cost of securities for GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2018.

5. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

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The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31, 2018:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$246,056,865	$—	$(246,056,865)	$—
Total	$246,056,865	$—	$(246,056,865)	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

6. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

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7. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund / schedule of investments (UNAUDITED)

March 31, 2018

	Principal Amount	Value

Investments — 100.2% of net assets

Short-Term Investments — 100.2%

Repurchase Agreement — 1.1%
Fixed Income Clearing Corp. issued on 03/29/18 (proceeds at maturity $941,709) (collateralized by US Treasury Notes, due 08/15/24 with a total par value of $980,000 and a total market value of $964,445) 0.280%, 04/02/18 (Cost $941,680)	$941,680	$941,680

US Treasury Bills (a) — 83.4%
US Treasury Bill, due on 05/03/18	6,000,000	5,991,600
US Treasury Bill, due on 06/07/18	12,000,000	11,963,436
US Treasury Bill, due on 06/14/18	10,000,000	9,966,520
US Treasury Bill, due on 08/02/18	8,000,000	7,951,240
US Treasury Bill, due on 08/30/18	8,000,000	7,938,850
US Treasury Bill, due on 09/27/18	25,000,000	24,769,218

Total US Treasury Bills — 83.4% (Cost $68,593,524)		68,580,864

US Treasury Bond/Note — 15.7%
US Treasury Note 1.250%, 12/31/18 (Cost $12,951,768)	13,000,000	12,920,274

Total Short-Term Investments (Cost $82,486,972)		82,442,818

Total Investments — 100.2% (Cost $82,486,972)		82,442,818

Liabilities in Excess of Other Assets — (0.2)%		(181,601)

Net Assets — 100.0%		$82,261,217

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2018

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2018, TIP consisted of two mutual funds, TIFF Multi-Asset Fund and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

Short-term debt securities having a remaining maturity of less than 60 days are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities are typically categorized as Level 2 in the fair value hierarchy.

During the period ended March 31, 2018, all of the fund’s investments were valued using Level 2 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels.

3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2018 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 31, 2018, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$—	$(44,154)	$(44,154)	$82,486,972

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2018.

4. Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

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Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$941,680	$—	$(941,680)	$—
Total	$941,680	$—	$(941,680)	$—

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of March 31, 2018, TAS, the advisor to the fund, owned 34% of STF.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	5/30/18

By:	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	5/30/18